1933 Act No. 333-42181
                                                      1940 Act No. 811-08555



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 17                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 18                                                       [X]


                          EVERGREEN MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)

It is proposed  that this filing will become  effective:
[X] immediately  upon filing  pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days  after  filing  pursuant  to  paragraph (a)(i)
[ ] on (date)  pursuant  to paragraph  (a)(i)
[ ] 75 days after filing pursuant to paragraph  (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ] 60 days after filing pursuant to paragraph  (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)

                          EVERGREEN MONEY MARKET TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 17
                                       TO
                             REGISTRATION STATEMENT


     This Post-Effective Amendment No. 17 to Registrant's Registration Statement No. 333-42181/811-08555 consists of the following pages, items of information and documents:

                                The Facing Sheet


                                     PART A
                                     ------

       Prospectus for Classes A, B, C and I shares of Evergreen California
            Municipal Money Market Fund, Evergreen Florida Municipal
    Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money
         Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania
       Municipal Money Market Fund, Evergreen Treasury Money Market Fund
                 and Evergreen U.S. Government Money Market Fund
                              is contained herein.


         Prospectus for Classes S and S1 shares of Evergreen California
            Municipal Money Market Fund, Evergreen Florida Municipal
            Money Market Fund, Evergreen Money Market Fund, Evergreen
 Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund,
     Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania
        Municipal Money Market Fund, Evergreen Treasury Money Market Fund
                  and Evergreen U.S. Government Money Market Fund
                              is contained herein.


  Prospectus for Class A shares of Evergreen California Municipal Money Market
    Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund and Evergreen U.S. Government
                     Money Market Fund is contained herein.


              Prospectus for Class S shares of Evergreen California
            Municipal Money Market Fund, Evergreen Florida Municipal
    Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money
         Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania
        Municipal Money Market Fund, Evergreen Treasury Money Market Fund
                  and Evergreen US Government Money Market Fund
                 is incorporated by reference to Post-Effective
                    Amendment No. 16 filed on June 26, 2001.



                                     PART B
                                     ------

     Statement of Additional Information for Evergreen California Municipal
       Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund,
      Evergreen New Jersey Municipal Money Market Fund, Evergreen New York
          Municipal Money Market Fund, Evergreen Pennsylvania Municipal
            Money Market Fund, Evergreen Treasury Money Market Fund
   and Evergreen US Government Money Market Fund is incorporated by reference to Post-Effective Amendment No. 16 filed on June 26, 2001.



                                     PART C
                                     ------

                                    Exhibits

                                Indemnification

              Business and Other Connections of Investment Advisor

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                          EVERGREEN MONEY MARKET TRUST

                                    PART A

                                  PROSPECTUS

                                                  Prospectus, June 1, 2001
                                                  as amended July 20, 2001
Evergreen Money Market Funds



Evergreen California Municipal Money Market Fund
Evergreen  Florida  Municipal  Money  Market Fund
Evergreen  Money  Market Fund
Evergreen  Municipal  Money Market Fund
Evergreen  New Jersey  Municipal  Money Market  Fund
Evergreen New York Municipal Money Market Fund
Evergreen  Pennsylvania  Municipal  Money  Market  Fund
Evergreen  Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

Class A
Class B
Class C
Class I


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS

FUND RISK/RETURN SUMMARIES:
Overview of Fund Risks                           1
Evergreen California Municipal Money
 Market Fund                                     2
Evergreen Florida Municipal Money
 Market Fund                                     4
Evergreen Money Market Fund                      6
Evergreen Municipal Money Market Fund            8
Evergreen New Jersey Municipal Money
 Market Fund                                    10
Evergreen New York Municipal  Money
 Market Fund                                    12
Evergreen Pennsylvania Municipal Money
  Market Fund                                   14
Evergreen Treasury Money Market Fund            16
Evergreen  U.S. Government Money  Market Fund   18





GENERAL INFORMATION:
The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose  the Share  Class  That Best
  Suits You
How to Buy  Shares
How to Redeem Shares
Other Services
The Tax Consequences of Investing in the Funds
Fees and Expenses of the Funds
Other Fund Practices


In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund also seek current income which is exempt from federal income tax and applicable state taxes.


Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Performance
How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses
How much does it cost to invest in the Fund? What is the difference between sales charges and expenses?

                             OVERVIEW OF FUND RISKS

Money Market Funds
typically rely on a combination of the following strategies:
o    maintaining $1.00 per share net asset value;

o investing in high-quality, short-term money market instruments, including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary may be appropriate for investors who:
o are seeking a conservative investment which invests in relatively safe securities;

o        are seeking a fund for short-term investment; and

o        are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors for All Mutual Funds
Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o not insured, endorsed or guaranteed by the FDIC or any government agency o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Concentration Risk
An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal security issuers to pay interest and principal on their debt obligations.

Non-Diversification Risk
An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND FACTS:

Goal:
o        High Current Income Exempt from Federal and California State Income
         Taxes
o        Preservation of Capital
o        Liquidity

Principal Investment:
o        Municipal Money Market Securities

Classes of Shares Offered in this Prospectus:
o        Class A
o        Class I

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities, including municipal bonds, notes and commercial paper issued by the State of California or its political subdivisions, agencies, instrumentalities, or other governmental units. Under normal circumstances, at least 80% of the Fund's annual interest income will be exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

The performance of the Fund is influenced by the political, economic and statutory environment within the State of California. The Fund invests in obligations of California issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. Some of these conditions may include the uncertainty of the recent power shortages and the slowing of economic growth as a result of the national economic slowdown and a cyclical downturn in the high technology sector. In addition, state revenues have been adversely affected by recent stock market declines. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For more information on the factors that could affect the ability of California municipal security issuers to pay interest and principal on securities acquired by the Fund, see the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the California personal income tax. Corporations subject to the California corporation franchise tax will generally be subject to tax on all distributions of income from the Fund.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

PERFORMANCE


Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

------------ ---------- -------- ----------- --------------
             Management 12b-1    Other       Total Fund
             Fees       Fees     Expenses    Operating
                                             Expenses++
------------ ---------- -------- ----------- --------------
------------ ---------- -------- ----------- --------------
Class A      0.45%      0.30%    0.26%       1.01%
------------ ---------- -------- ----------- --------------
------------ ---------- -------- ----------- --------------
Class I      0.45%      0.00%    0.26%       0.71%
------------ ---------- -------- ----------- --------------
+ Estimated for the fiscal year ending 1/31/2002.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements Total Fund Operating Expenses are estimated to be 0.88% for Class A and 0.58% for Class I.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

-------------------- --------------- --------------
                        Class A         Class I
-------------------- --------------- --------------
-------------------- --------------- --------------
After:
-------------------- --------------- --------------
-------------------- --------------- --------------
1 year               $103            $73
-------------------- --------------- --------------
-------------------- --------------- --------------
3 years              $322            $227
-------------------- --------------- --------------

FLORIDA MUNICIPAL MONEY MARKET FUND

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal and Florida State Tax
o         Maintain Liquidity
o        Stability of Principal

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

NASDAQ SYMBOL:
o        EFIXX (Class A)
o        EFMXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

 INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in high quality short-term debt obligations issued by the State of Florida and possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from Florida intangible personal property tax and are determined to present minimal credit risk. These municipal money market securities include fixed, variable, or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


 RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        INTEREST RATE RISK
o        CREDIT RISK
o        CONCENTRATION RISK
o        NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the State of Florida. The Fund invests in obligations of Florida issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include state budgetary problems associated with the state's growing population, its reliance on tourism, and the impact which both of these factors may have on the state's tax base and revenues. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of Florida municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Florida" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short -term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS A SHARES (%)
1999       2000
2.66       3.49


BEST QUARTER:           4TH QUARTER 2000          +0.93%
WORST QUARTER:          1ST QUARTER 1999          +0.54%

Year-to-date total return through 3/31/2001 was +0.70%.

The next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                            Performance
             Date of     1 year  5 year   10      Since
               Class                       year   10/26/1998

Class A      10/26/1998  3.49%     N/A     N/A      3.04%
Class I      12/29/1998  3.80%     N/A     N/A      3.33%

* Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class I have not been adjusted to reflect the fact that Class I does not pay 12b-1 fees. This fee for Class A is 0.30%. If this fee had been eliminated, returns would have been higher.

To obtain current yield information call 1-800-343-2898.


EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                           TOTAL
            MANAGEMENT   12B-1   OTHER     FUND
               FEES       FEES   EXPENSES  OPERATING
                                            EXPENSES
              0.41%      0.30%    0.14%      0.85%
Class A
Class I       0.41%      0.00%    0.14%      0.55%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:   Class A     Class I
   1 year    $87         $56
   3 years   $271        $176
   5 years   $471        $307
 10 years    $1,049      $689

MONEY MARKET FUND

FUND FACTS:

GOALS:
o        High Current Income
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENTS:
o        Money Market Instruments
o        Short-term Corporate Debt Securities

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class B
o        Class C
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

 NASDAQ SYMBOLS:
o        EMAXX (Class A)
o        EMBXX (Class B)
o        EMCXX (Class C)
o        EGMXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


 INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Inter-american Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity greater than 397 days.


 RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

Because obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES (%)
    1991      1992   1993    1994     1995
    6.26      3.88   3.22    3.98     5.66

    1996      1997   1998    1999     2000
    5.22      5.33   5.26    4.93     6.11


BEST QUARTER:        1ST  QUARTER 1991          +1.77%
WORST QUARTER:       1ST QUARTER 1993           +0.78%

YEAR-TO-DATE TOTAL RETURN THROUGH 3/31/2001 WAS +1.37%.

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               11/2/1987

Class A      1/4/1995    5.80%   5.05%    4.79%    5.65%
Class B      1/26/1995   0.06%   3.98%    4.36%    5.31%
Class C      8/1/1997    3.06%   4.65%    4.62%    5.52%
Class I      11/2/1987   6.11%   5.37%    4.98%    5.79%

* Historical performance shown for Classes A, B, and C prior to their inception is based on the performance of Class I, the original class offered. These historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class' 12b-1 fees. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Shareholder Transaction Expenses        Class A    Class B    Class C   Class I
Maximum deferred sales charge
   (as a % of either the redemption
   amount or initial investment,
   whichever is lower)                  None        5.00%     2.00%    None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                    TOTAL
               MANAGEMENT                 OTHER     FUND
                  FEES     12B-1 FEES   EXPENSES    OPERATING
                                                     EXPENSES+

  Class A        0.39%       0.30%        0.21%       0.90%
  Class B        0.39%       1.00%        0.21%       1.60%
  Class C        0.39%       1.00%        0.21%       1.60%
  Class I        0.39%       0.00%        0.21%       0.60%
+ Annual Fund Operating Expenses have been revised to state fees expected to by incurred by the Fund for the current fiscal year.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

             Assuming Redemption at End of Period     Assuming No
                                                       Redemption
             ------------------------------------  -----------------
After:       Class A  Class B   Class C   Class I  Class B   Class C

 1 year      $ 92     $ 663     $ 363     $ 61     $ 163     $ 163
 3 years     $ 287    $ 805     $ 505     $ 192    $ 505     $ 505
 5 years     $ 498    $ 1,071   $ 871     $ 335    $ 871     $ 871
10 years     $ 1,108  $ 1,625   $ 1,900   $ 750    $ 1,625   $ 1,900

MUNICIPAL MONEY MARKET FUND

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal Tax
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

NASDAQ SYMBOLS:
o        EXAXX (Class A)
o        EVTXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

 INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state and District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


 RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        INTEREST RATE RISK
o        CREDIT RISK

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES (%)
       1991    1992   1993    1994    1995
       4.88    3.16   2.48    2.76    3.77

       1996    1997   1998    1999    2000
       3.39    3.50   3.40    3.18    4.01

BEST QUARTER:          1ST QUARTER 1991           +1.30%
WORST QUARTER:         1ST QUARTER 1994           +0.60%

YEAR-TO-DATE TOTAL RETURN THROUGH 3/31/2001 WAS +0.83%

The next table lists the Fund's average annual total return by class over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               11/2/1988

Class A      1/5/1995    3.70%   3.18%    3.27%    3.81%
Class I      11/2/1988   4.01%   3.49%    3.45%    3.97%

* Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' 0.30% 12b-1 fees. Class I does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

To obtain current yield information call 1-800-343-2898.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.


You pay no shareholder transaction fees.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
             MANAGEMENT   12B-1  OTHER     FUND
                FEES      FEES   EXPENSES  OPERATING
                                            EXPENSES+
Class A         0.43%     0.30%   0.16%      0.89%
Class I         0.43%     0.00%   0.16%      0.59%
+ Annual Fund Operating Expenses have been revised to state fees expected to by incurred by the Fund for the current fiscal year.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES


    After:   Class A     Class I
   1 year    $91         $60
   3 years   $284        $189
   5 years   $493        $329
 10 years    $1,096      $738

NEW JERSEY MUNICIPAL MONEY MARKET FUND

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal and New Jersey State Tax
o         Maintain Liquidity
o        Stability of Principal

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

NASDAQ SYMBOLS:
o        ENJXX (Class A)
o        EJMXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


INVESTMENT STRATEGY


The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the State of New Jersey, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the New Jersey gross income tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        INTEREST RISK
o        CREDIT RISK
o        CONCENTRATION RISK
o        NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the State of New Jersey. The Fund invests in obligations of New Jersey issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include the state's slowing growth rate since 1987 and the job losses which have occurred in certain sectors of New Jersey's economy. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of the New Jersey municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

 PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class A shares of the Fund in each calendar year since the Class A shares' inception on 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS A SHARES (%)
        1999       2000
        2.54       3.46

BEST QUARTER:           4TH QUARTER 2000          +0.91%
WORST QUARTER:          1ST QUARTER 1999          +0.53%

YEAR-TO-DATE TOTAL RETURN THROUGH 3/31/2001 WAS +0.71%

The next table lists the Fund's average annual total return by class over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               10/26/1998

Class A      10/26/1998  3.46%     N/A      N/A      2.97%
Class I      04/05/1999  3.77%     N/A      N/A      3.22%

* Historical performance shown for Class I prior to its inception is based on the performance of Class A, the original class offered. The historical returns for Class I have not been adjusted to reflect the fact that Class I does not pay 12b-1 fees. This fee for Class A is 0.30%. If this fee had been eliminated, returns would have been higher.

To obtain current yield information call 1-800-343-2898.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.


You pay no shareholder transaction fees.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
             MANAGEMENT   12B-1  OTHER     FUND
                FEES      FEES   EXPENSES  OPERATING
                                            EXPENSES
Class A         0.41%     0.30%   0.11%      0.82%
Class I         0.41%     0.00%   0.11%      0.52%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten- year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:   Class A     Class I
   1 year    $84         $53
   3 years   $262        $167
   5 years   $455        $291
 10 years    $1,014      $653

NEW YORK MUNICIPAL MONEY MARKET FUND

FUND FACTS:

 Goals:
o High Rate of Current Income Exempt from Federal and New York State and New York City Income Tax
o        Preservation of Capital
o        Maintenance of Liquidity

 Principal Investment:
o        Municipal Money Market  Securities

Classes of Shares Offered in this Prospectus:
o        Class A
o        Class I

 Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


INVESTMENT GOAL
The Fund seeks as high a rate of current income exempt from federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in New York tax-exempt securities, which are debt obligations issued by the State of New York, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

The performance of the Fund is influenced by the political, economic and statutory environment within the State of New York. The Fund invests in obligations of New York issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. Some of these conditions may include the valuation of real estate and the performance of the banking industry, as well as other factors which may cause rating agencies to downgrade the credit ratings on certain issues.

For more information on the factors that could affect the ability of New York municipal security issuers to pay interest and principal on securities acquired by the Fund, see the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

------------ ---------- -------- ------------ --------------
             Management 12b-1    Other        Total Fund
             Fees       Fees     Expenses     Operating
                                              Expenses++
------------ ---------- -------- ------------ --------------
------------ ---------- -------- ------------ --------------
Class A      0.40%      0.30%    0.23%        0.93%
------------ ---------- -------- ------------ --------------
------------ ---------- -------- ------------ --------------
Class I      0.40%      0.00%    0.23%        0.63%
------------ ---------- -------- ------------ --------------
+ Estimated for the fiscal year ending 1/31/2002.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements Total Fund Operating Expenses are estimated to be 0.88% for Class A and 0.58% for Class I.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

-------------------- --------------- --------------
                        Class A         Class I
-------------------- --------------- --------------
-------------------- --------------- --------------
After:
-------------------- --------------- --------------
-------------------- --------------- --------------
1 year               $95             $64
-------------------- --------------- --------------
-------------------- --------------- --------------
3 years              $296            $202
-------------------- --------------- --------------

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal and Pennsylvania State Tax
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

NASDAQ SYMBOLS:
o        EPPXX (Class A)
o        EPAXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax, as is consistent with preservation of capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the Commonwealth of Pennsylvania, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its net assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        INTEREST RATE RISK
o        CREDIT RISK
o        CONCENTRATION RISK
o        NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the Commonwealth of Pennsylvania. The Fund invests in obligations of Pennsylvania issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the Commonwealth. Some of these conditions include adverse changes to the statewide, regional or local economies which affect the creditworthiness of the
Commonwealth and certain other non-governmental related issuers and may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of the Pennsylvania municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Pennsylvania" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

 PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class I shares of the Fund in each calendar year since the Class I shares' inception on 8/15/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES (%)
1992      1993   1994   1995   1996
2.87      2.12   2.54   3.66   3.07

1997      1998   1999   2000
3.23      3.09   2.96   3.84

BEST QUARTER:          4TH QUARTER 2000           +1.01%
WORST QUARTER:         1ST QUARTER 1994           +0.49%

YEAR-TO-DATE TOTAL RETURN THROUGH 3/31/2001 WAS +0.78%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*
           Inception                             Performance
           Date of    1 year    5 year   10      Since
             Class                        year   8/15/1991

Class A    8/22/1995  3.69%    3.13%     N/A     3.04%
Class I    8/15/1991  3.84%    3.23%     N/A     3.09%
*Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. The historical returns for Class A have not been adjusted to reflect the effect of the class' 0.30% 12b-1 fees. Class I does not pay 12b-1 fees. If these fees had been reflected, returns would have been lower.

 To obtain current yield information call 1-800-343-2898.

EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.


You pay no shareholder transaction fees.


 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                           TOTAL
             MANAGEMENT   12B-1  OTHER     FUND
                FEES      FEES   EXPENSES  OPERATING
                                           EXPENSES+
Class A      0.36%        0.30%  0.14%     0.80%
Class I      0.36%        0.00%  0.14%     0.50%

+ From time to time, the Class A shares' 12b-1 fees may be voluntarily reduced or waived. The 12b-1 fees and the Total Fund Operating Expenses do not reflect the estimated 12b-1 fee reductions. Including estimated fee reductions, the 12b-1 fees are estimated to be 0.15% and Total Fund Operating Expenses are estimated to be 0.65% for Class A shares.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:   Class A     Class I
   1 year    $82         $51
   3 years   $255        $160
   5 years   $444        $280
 10 years    $990        $628

TREASURY MONEY MARKET FUND

FUND FACTS:

GOALS:
o        Stability of Principal
o        Current Income

PRINCIPAL INVESTMENT:
o        Short-term U.S. Treasury Obligations
o        Repurchase Agreements backed by Short-term Obligations

CLASSES OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class A
o        Class I

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

NASDAQ SYMBOLS:
o        ETAXX (Class A)
o        ETYXX (Class I)

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


 INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.



INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average dollar-weighted maturity of 60 days or less) and repurchase agreements backed at least 65% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class I shares of the Fund in each calendar year since the Class I shares' inception on 3/6/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS I SHARES (%)
1992      1993   1994   1995   1996
3.67      3.04   4.06   5.69   5.09

1997      1998   1999   2000
5.24      5.14   4.65   5.91

BEST QUARTER:           4TH QUARTER 2000    +1.54%
WORST QUARTER:          2ND QUARTER 1993    +0.75%

YEAR-TO-DATE TOTAL RETURN THROUGH 3/31/2001 WAS +1.30%.

The next table lists the Fund's average annual total return by class over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                                3/6/1991

Class A      3/6/1991    5.59%   4.89%    N/A        4.49%
Class I      3/6/1991    5.91%   5.20%    N/A        4.80%

To obtain current yield information call 1-800-343-2898.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.


You pay no shareholder transaction fees.



 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL FUND
             MANAGEMENT   12B-1  OTHER      OPERATING
                FEES      FEES   EXPENSES   EXPENSES
Class A         0.31%     0.30%   0.12%       0.73%
Class I         0.31%     0.00%   0.12%       0.43%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

  After:   Class A     Class I
  1 year     $75         $44
  3 years    $233        $138
  5 years    $406        $241
 10 years    $906        $542

U.S. GOVERNMENT MONEY MARKET FUND

FUND FACTS:

Goals:
o        High Current Income
o        Preservation of Capital
o        Maintain Liquidity

Principal Investment:
o        Short-term U.S. Government Securities

Classes of Shares
Offered in this
Prospectus:
o        Class A
o        Class B
o        Class C
o        Class I

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest primarily in high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. In addition, the Fund may invest in obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

PERFORMANCE

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)
Shareholder Transaction Expenses       Class A   Class B  Class C   Class I
Maximum deferred sales charge
   (as a % of either the redemption
   amount or initial investment,
   whichever is lower)                   None    5.00%    2.00%    None


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

------------ ---------- -------- ----------- --------------
             Management 12b-1    Other       Total Fund
             Fees       Fees     Expenses    Operating
                                             Expenses
------------ ---------- -------- ----------- --------------
------------ ---------- -------- ----------- --------------
Class A      0.40%      0.30%    0.35%       1.05%
------------ ---------- -------- ----------- --------------
------------ ---------- -------- ----------- --------------
Class B      0.40%      1.00%    0.35%       1.75%
------------ ---------- -------- ----------- --------------
------------ ---------- -------- ----------- --------------
Class C      0.40%      1.00%    0.35%       1.75%
------------ ---------- -------- ----------- --------------
------------ ---------- -------- ----------- --------------
Class I      0.40%      0.00%    0.35%       0.75%
------------ ---------- -------- ----------- --------------
+ Estimated for the fiscal year ending 1/31/2002.


The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

----------- ------------------------------------- ----------------
                    Assuming Redemption             Assuming No
                      At End of Period              Redemption
----------- ------------------------------------- ----------------
----------- -------- -------- --------- --------- ------- --------
            Class A  Class  B  Class C Class I    Class B Class C

----------- -------- -------- --------- --------- ------- --------
----------- -------- -------- --------- --------- ------- --------
After:
----------- -------- -------- --------- --------- ------- --------
----------- -------- -------- --------- --------- ------- --------
1 year      $107     $678     $378      $77       $178    $178
----------- -------- -------- --------- --------- ------- --------
----------- -------- -------- --------- --------- ------- --------
3 years     $334     $851     $551      $240      $551    $551
----------- -------- -------- --------- --------- ------- --------

THE FUNDS' INVESTMENT ADVISOR
An investment advisor manages a Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $245.9 billion in consolidated assets as of 6/30/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Funds. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $89.8 billion in assets for 110 of the Evergreen Funds as of 6/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 1/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund listed below was as follows:

                                             % OF THE FUND'S
FUND                                          AVERAGE DAILY
                                               NET ASSETS
Florida Municipal Money Market Fund*              0.41%
Money Market Fund**                               0.39%
Municipal Money Market Fund*                      0.43%
New Jersey Municipal Money Market Fund*           0.41%
Pennsylvania Municipal Money Market Fund*         0.36%
Treasury Money Market Fund**                      0.31%

*Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

**Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

For the fiscal year ending 1/31/2002, each Fund listed below will pay the investment advisor an annual contractual advisory fee as follows:

                                          % of the Fund's
Fund                                 average daily net assets
California Municipal Money Market Fund      0.45%+
New York Municipal Money Market Fund        0.40%+
U.S. Government Money Market Fund           0.40%
+These fees may be subject to voluntary waivers or reductions. For more information, see the "Expenses" section for each Fund.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. Each Fund offers up to six different share classes. Class S and Class S1 shares are offered in other prospectuses. See the "Fund Facts" next to the Fund Risk/Return Summaries to find out which classes of shares are offered by a particular Fund. Each class of the Money Market Fund in this prospectus except Class A and Class I has its own sales charge. Pay particularly close attention to the fee structure of each class so you know how much you will be paying before you invest.

Class A
The Funds offer Class A shares at net asset value without an initial sales charge. However, certain broker-dealers and other financial institutions may impose a fee in connection with Class A purchases of the Funds through them. When exchanging from Class A shares of a money market fund to another fund within the Evergreen Funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. This sales charge only applies to Class A shares of an Evergreen money market fund. Class A shares are subject to 12b-1 fees.

Class B (Money Market Funda and U.S. Government Money Market Fund Only)
If you select Class B shares, you do not pay an initial sales charge, so the entire amount of your purchase is invested in the Fund. However, your shares are subject to 12b-1 fees. In addition, you may pay a deferred sales charge if you redeem your shares within six years after the month of purchase.

The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

   Time Held                            Maximum  Deferred  Sales Charge
   Month of Purchase + First 12 Month Period           5.00%
   Month of  Purchase  +  Second  12 Month  Period     4.00%
   Month of Purchase + Third 12 Month  Period          3.00%
   Month of  Purchase + Fourth 12 Month Period         3.00%
   Month of Purchase + Fifth 12 Month Period           2.00%
   Month of Purchase + Sixth 12 Month Period           1.00%
   Thereafter                                          0.00%
   After 7 Years                                  Converts to Class A
   Dealer Allowance                                    5.00%

The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Class C (Money Market and U.S. Government Money Market Fund Only)
Like Class B shares, you do not pay an initial sales charge on Class C shares. However, you may pay a deferred sales charge if you redeem your shares within two years after the month of purchase. Also, these shares do not convert to Class A shares and so the higher 12b-1 fees paid by the Class C shares continue for the life of the account.
The amount of the maximum deferred sales charge depends on the length of time the shares are held, as shown below:

   Time Held                                         Maximum Deferred
                                                     Sales Charge

   Month of Purchase + First 12 Month Period             2.00%
   Month of Purchase +  Second 12 Month Period           1.00%
   Thereafter                                            0.00%
   Dealer Allowance                                      2.00%


The maximum deferred sales charge and dealer allowance may be reduced for certain investors. For further information on how the deferred sales charge is calculated at the time of redemption see "Calculating the Deferred Sales Charge" below.

Waiver of Class B or Class C Deferred Sales Charges
You will not be assessed a deferred sales charge for Class B or Class C shares if you redeem shares in the following situations: o When the shares were purchased through reinvestment of dividends/capital gains o Death or disability
o Lump-sum distribution from a 401(k) plan or other benefit plan qualified under ERISA o Systematic withdrawals of up to 1.00% of the account balance per month o Loan proceeds and financial hardship distributions from a retirement plan o Returns of excess contributions or excess deferral amounts made to a retirement plan participant.

Class I
Each Fund offers Class I shares at net asset value without a front-end sales charge, deferred sales charge or 12b-1 fees. Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen Fund (or the investment advisor's affiliates); through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms; certain institutional investors; and persons who owned Class Y shares in a registered name in an Evergreen Fund on or before 12/31/1994.

Calculating the Deferred Sales Charge
If imposed, the Fund deducts the deferred sales charge from the redemption proceeds you would otherwise receive. The deferred sales charge is a percentage of the lesser of i) the net asset value of the shares at the time of redemption or ii) the shareholder's original net cost for such shares. Upon request for redemption, the Fund will first seek to redeem shares not subject to the deferred sales charge and then shares held the longest in an effort to keep the deferred sales charge a shareholder must pay as low as possible. The deferred sales charge on any redemption is, to the extent permitted by the National Association of Securities Dealers, Inc., paid to Evergreen Distributor Inc.
(EDI) or its predecessor.

HOW TO BUY SHARES

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.


---------------- -------------- -------------- --------------
                 Minimum        Minimum        Minimum
                 Initial        Initial        Additional
                 Purchase of    Purchase of    Purchases
                 Class A, B     Class I
                 and C shares   shares
---------------- -------------- -------------- --------------
Regular          $1,000         $1,000,000^    None
Accounts
----------------
IRAs             $250           N/A^^          None
Systematic       $50            N/A^^          $25/monthly
Investment Plan                                (for Classes
                                               A, B and C)^^
^Minimum initial purchase amount does not apply to former Class Y shareholders. ^^Former Class Y shareholders may invest at the Class A, B and C share amounts.



Method               Opening an Account                                             Adding to an Account

By Mail or  through o Complete  and sign the  account  application.                  o Make your check  payable to
an Investment       o Make the check  payable to  Evergreen  Funds. Cash,              Evergreen Funds
Professional          credit cards, third party checks, credit card checks           o Write a note specifying:
                      or money orders will not be accepted.                         -        The Fund name
                    o Mail the application and your check to the address            -        Share class
                          below:                                                    -        Your account number
                              Postal Service Address:         Overnight Address:    -        The name(s) in which the account
                              Evergreen Service Company, LLC                                 is registered.
                              P.O. Box 2121                   Evergreen Service       o        Mail to the address to the left or
                              Boston, MA  02106-9970             Company, LLC                  deliver to your investment
                                                              200 Berkeley St.                 professional
                                                              Boston, MA 02116-5034
                     o      Or  deliver  them  to your  investment  professional
                            (provided he or she has a broker-dealer  arrangement
                            with EDI.)

By Phone             o    Call 1-800-343-2898 to set up an account number and       o    Call the Evergreen Express Line at
                          get wiring instructions                                        1-800-346-3858 24 hours a day or to
                     o    Instruct your bank to wire or transfer your                    speak with an Evergreen professional
                          purchase (they may charge a wiring fee).                       call 1-800-343-2898 between 8 a.m. and
                     o    Complete the account application and mail to:                  6 p.m. Eastern time, on any business
                          Postal Service Address:            Overnight Address:          day.
                              Evergreen Service Company, LLC  Evergreen Service     o    If your bank account is set up on
                              P.O. Box 2121                     Company, LLC             file, you can request either:
                              Boston, MA  02106-9970          200 Berkeley St.        -        Federal Funds Wire (offers immediate
                                                              Boston, MA 02116-5034            access to funds) or
                                                                                      -        Electronic transfer through the
                                                                                               Automated Clearing House which
                                                                                               avoids wiring fees.
                     o    Trades received after 2 p.m. Eastern time for Money
                          Market Fund,  Treasury Money Market Fund and U.S.
                          Government  Money Market Fund and 12 Noon Eastern time
                          for  California  Municipal  Money  Market Fund, Florida
                          Municipal Money Market Fund, Municipal Money Market Fund,
                          New Jersey  Municipal Money  Market Fund, New York Municipal
                          Money Market Fund and Pennsylvania Municipal Money Market
                          Fund on market trading days will receive dividends starting on the next market day.*

By Exchange          o      You can make an additional  investment by
                            exchange from an existing Evergreen Funds account by
                            contacting your  investment  professional or calling
                            the Evergreen Express Line at 1-800-346-3858.**
                     o      You can  only  exchange  shares  from  your  account
                            within   the  same   class   and   under   the  same
                            registration.
                     o      There  is no sales  charge  or  redemption  fee when
                            exchanging   funds   within   the   Evergreen   Fund
                            family.***
                     o      Orders placed  before 4 p.m.  Eastern time on market
                            trading days will receive that day's  closing  share
                            price.  Orders placed after 4 p.m. Eastern time will
                            be  processed  at  the  next  market  day's  closing
                            price.*
                     o      Exchanges are limited to three per calendar quarter,
                            but in no event more than five per calendar year.
                     o      Exchanges   between   accounts  which  do  not  have
                            identical  ownership  must be made in writing with a
                            signature  guarantee  (see  "Exceptions:  Redemption
                            Requests That Require A Signature  Guarantee" on the
                            next page).

Systematic           o      You can transfer money automatically from your bank        o      To establish automatic
Investment Plan             account into your Fund account on a monthly or quarterly          investing for an existing
(SIP)                       basis.                                                            account, call 1-800-343-2898 for
                     o      Initial investment minimum is $50 if you invest at                an application.
                            least $25 per month with this service.                     o      The minimum is $25 per month or
                     o      To enroll, check off the box on the account                       $75 per quarter.
                            application and provide:                                   o      You can also establish an
                     -        Your bank account information                                   investing program through direct
                     -        The amount and date of your monthly or quarterly                deposit from your paycheck. Call
                              investment.                                                     1-800-343-2898 for details.

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.
** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
***This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

Methods           Requirements

Call Us          o   Call the Evergreen Express Line at 1-800-346-3858 24
                     hours a day or to speak  with an  Evergreen  professional
                     call  1-800-343-2898  between 8 a.m.  and 6 p.m.  Eastern
                     time, on any business day.
                  o  This service must be authorized  ahead of time,  and is only available  for regular  accounts.* o All  authorized  requests made before 4 p.m. Eastern time on market trading days will be processed at  that day's closing price. Requests made after 4 p.m.
                     Eastern time will be processed the following business day.**
                  o  We can either:
                      -  wire the proceeds into your bank account (service charges may apply)
                      -  electronically  transmit  the  proceeds  into your bank account via the  Automated  Clearing  House service - mail you a check.
                  o  All telephone calls are recorded and may be monitored for your  protection.  We are not  responsible  for acting on
                     telephone orders we believe are genuine.
                  o  See  "Exceptions:  Redemption  Requests  That  Require  A
                     Signature Guarantee" below for requests that must be made
                     in writing with your signature guaranteed.

Write Us          You can mail a redemption request to:    Postal Service Address:             Overnight  Address:
                                                           Evergreen Service Company, LLC      Evergreen Service Company, LLC
                                                           P.O. Box 2121                       200 Berkeley St.
                                                           Boston, MA  02106-9970              Boston, MA  02116-5034

                  o   Your letter of instructions must:
                      - list the Fund name and the account number
                      - indicate the number of shares or dollar value you wish to redeem
                      - be signed by the registered owner(s)
                  o   See  "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.
                  o   To  redeem  from an IRA or other  retirement  account,  call
                      1-800-343-2898 for special instructions.

Redeem  Your      o   You may also redeem your  shares by  contacting  your  investment professional.
Shares in Person  o   A fee may be charged for this service.

Systematic        o   You can transfer  money  automatically  from your Fund account on a monthly or quarterly basis -
Withdrawal            without  redemption  fees.
Plan (SWP)        o   The  withdrawal  can be  mailed to you,  or  deposited  directly  into your bank account.
                  o   The minimum is $75 per month.
                  o   The  maximum  is 1% of  your  account  per  month  or 3% per quarter.
                  o   To enroll, call 1-800-343-2898 for instructions.

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.
** The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

Timing of Proceeds
Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee
To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:
o  You are redeeming more than $50,000.
o You want the proceeds transmitted into a bank account not listed on the account.
o You want the proceeds payable to anyone other than the registered owner(s) of the account.
o Either your address or the address of your bank account has been changed within 30 days.
o The account is registered in the name of a fiduciary corporation or any other organization.
In these cases, additional documentation is required:
  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:
      o        Commercial Bank
      o        Trust Company
      o        Savings Association
      o        Credit Union
      o        Member of a U.S. stock exchange

OTHER SERVICES

Evergreen Express Line
1-800-346-3858
Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction (Class A, Class B and Class C only)
If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan
You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange
You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration -- automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinstatement Privileges
Within 90 days of redemption you may reestablish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the then current NAV and your deferred sales charge schedule will resume from the time of the original redemption.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains ) o On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent the regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers.) It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by the Funds during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans
You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A, Class B and Class C shares. Up to 0.75% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class B and Class C shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use the 12b-1 fees for advertising and marketing and as a "service fee" to the broker-dealers, banks and other financial institutions for additional shareholder services and/or maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in a fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a fund's advisor may waive a portion of the fund's expenses for a period of time, reducing its expense ratio.


FINANCIAL HIGHLIGHTS
This section looks in detail at the results for one share in each share class of the Funds--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. Since California Municipal Money Market Fund, New York Municipal Money Market Fund and U.S. Government Money Market Fund have not commenced operations as of the date of this prospectus, no financial information is available for these Funds. The following tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For the fiscal years or periods ended prior to January 31, 2000, the tables for Money Market Fund and Municipal Money Market Fund were derived from financial information audited by other accountants. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.


                                   EVERGREEN
                      Florida Municipal Money Market Fund

                                       Year Ended January 31,
                                       ------------------------
                                        2001    2000   1999 (a)
 CLASS A SHARES
 Net asset value, beginning of period  $ 1.00  $ 1.00   $ 1.00
                                       ------  ------   ------
 Net investment income                   0.03    0.03     0.01
 Distributions to shareholders from
 Net investment income                  (0.03)  (0.03)   (0.01)
                                       ------  ------   ------
 Net asset value, end of period        $ 1.00  $ 1.00   $ 1.00
                                       ------  ------   ------
 Total return                            3.48%   2.69%    0.69%
 Ratios and supplemental data
 Net assets, end of period (millions)  $   28  $  140   $   84
 Ratios to average net assets
 Expenses#                               0.85%   0.84%    0.93%+
 Net investment income                   3.39%   2.77%    2.66%+


                                       Year Ended January 31,
                                       ------------------------
                                        2001    2000   1999 (b)
 CLASS I+++ SHARES
 Net asset value, beginning of period  $ 1.00  $ 1.00   $1.00
                                       ------  ------   -----
 Net investment income                   0.04    0.03       0++
 Distributions to shareholders from
 Net investment income                  (0.04)  (0.03)      0++
                                       ------
 Net asset value, end of period        $ 1.00  $ 1.00   $1.00
                                       ------  ------   -----
 Total return                            3.79%   3.01%   0.26%
 Ratios and supplemental data
 Net assets, end of period (millions)  $    0  $    0   $   0
 Ratios to average net assets
 Expenses#                               0.55%   0.54%   0.65%+
 Net investment income                   3.69%   3.07%   2.98%+

(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.
(b) For the period from December 29, 1998 (commencement of class operations) to January 31, 1999.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++  Represents an amount less than $0.005 per share.
+++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                               Money Market Fund

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  -----------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS A SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.06    0.05    0.05     0.02         0.05        0.05

Distributions to
 shareholders from
Net investment income     (0.06)  (0.05)  (0.05)   (0.02)       (0.05)      (0.05)
                         ------  ------  ------   ------   ----------  ----------

Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return               5.84%   4.68%   4.90%    2.08%        4.95%       5.05%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $2,302  $8,931  $5,210   $2,910   $    2,803  $    1,755
Ratios to average net
 assets
 Expenses++                0.84%   0.83%   0.85%    0.89%+       0.79%       0.75%
 Net investment income     5.54%   4.63%   4.78%    4.91%+       4.87%       4.86%

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ---------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS B SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.05    0.04    0.04     0.02         0.04        0.04


Distributions to
 shareholders from
Net investment income     (0.05)  (0.04)  (0.04)   (0.02)       (0.04)      (0.04)
                         ------  ------  ------   ------   ----------  ----------

Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return*              5.11%   3.95%   4.18%    1.78%        4.22%       4.31%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $   52  $   67  $   65   $   25   $       23  $       10
Ratios to average net
 assets
 Expenses++                1.54%   1.53%   1.55%    1.59%+       1.49%       1.45%
 Net investment income     4.95%   3.89%   4.09%    4.22%+       4.16%       4.18%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
*   Excluding applicable sales charges.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

MONEY MARKET FUNDS

                                   EVERGREEN
                               Money Market Fund

                            Year Ended January 31,
                         --------------------------------      Year Ended
                          2001    2000    1999   1998 (a)  August 31, 1997 (b)
CLASS C SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00          $1.00
                         ------  ------  ------   ------          -----
Net investment income      0.05    0.04    0.04     0.02              0++
Distributions to
 shareholders from
Net investment income     (0.05)  (0.04)  (0.04)   (0.02)             0++
                         ------  ------  ------   ------          -----
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00          $1.00
                         ------  ------  ------   ------          -----
Total return*              5.11%   3.95%   4.18%    1.78%          0.37%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $    9  $    6  $    5   $    2          $   5
Ratios to average net
 assets
 Expenses#                 1.55%   1.54%   1.55%    1.59%+         1.67%+
 Net investment income     4.99%   3.95%   4.09%    4.20%+         4.42%+

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ---------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS I+++ SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.06    0.05    0.05     0.02         0.05        0.05
Distributions to
 shareholders from
Net investment income     (0.06)  (0.05)  (0.05)   (0.02)       (0.05)      (0.05)
                         ------  ------  ------   ------   ----------  ----------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return               6.15%   4.99%   5.21%    2.21%        5.27%       5.36%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $1,964  $1,908  $1,745   $  610   $      635  $      671
Ratios to average net
 assets
 Expenses#                 0.54%   0.53%   0.55%    0.59%+       0.48%       0.45%
 Net investment income     5.97%   4.89%   5.07%    5.22%+       5.13%       5.16%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the period from August 1, 1997 (commencement of class operations) to August 31, 1997.
*   Excluding applicable sales charges.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++  Represents an amount less than $0.005 per share.
+++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                          Municipal Money Market Fund

                            Year Ended January 31,         Year Ended August 31,
                         -------------------------------   ----------------------
                          2001    2000    1999   1998(a)      1997        1996
CLASS A SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00  $ 1.00    $     1.00  $     1.00
                         ------  ------  ------  ------    ----------  ----------
Net investment income      0.04    0.03    0.03    0.01          0.03        0.03
Distributions to
 shareholders from
Net investment income     (0.04)  (0.03)  (0.03)  (0.01)        (0.03)      (0.03)
                         ------  ------  ------  ------    ----------  ----------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00  $ 1.00    $     1.00  $     1.00
                         ------  ------  ------  ------    ----------  ----------
Total return               3.69%   2.90%   3.07%   1.34%         3.13%       3.22%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $  126  $  708  $  737  $  672    $      667  $      661
Ratios to average net
 assets
 Expenses#                 0.86%   0.86%   0.87%   0.88%+        0.83%       0.79%
 Net investment income     3.59%   2.84%   3.02%   3.18%+        3.09%       3.14%

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ----------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS I++ SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.04    0.03    0.03     0.01         0.03        0.03
Distributions to
 shareholders from
Net investment income     (0.04)  (0.03)  (0.03)   (0.01)       (0.03)      (0.03)
                         ------  ------  ------   ------   ----------  ----------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return               4.00%   3.21%   3.38%    1.47%        3.44%       3.53%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $  512  $  591  $  540   $  386   $      378  $      617
Ratios to average net
 assets
 Expenses#                 0.56%   0.56%   0.57%    0.58%+       0.53%       0.49%
 Net investment income     3.89%   3.15%   3.30%    3.46%+       3.37%       3.44%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

MONEY MARKET FUNDS

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund

                                      Year Ended January 31,
                                      ------------------------
                                       2001    2000   1999 (a)
CLASS A SHARES
Net asset value, beginning of period  $ 1.00  $ 1.00   $ 1.00
                                      ------  ------   ------
Net investment income                   0.03    0.03     0.01
Distributions to shareholders from
Net investment income                  (0.03)  (0.03)   (0.01)
                                      ------  ------   ------
Net asset value, end of period        $ 1.00  $ 1.00   $ 1.00
                                      ------  ------   ------
Total return                            3.45%   2.59%    0.66%
Ratios and supplemental data
Net assets, end of period (millions)  $   34  $  111   $   95
Ratios to average net assets
 Expenses#                              0.82%   0.84%    0.85%+
 Net investment income                  3.38%   2.57%    2.46%+

                                      Year Ended January 31,
                                      --------------------------
                                         2001        2000 (b)
CLASS I++ SHARES
Net asset value, beginning of period  $      1.00   $      1.00
                                      -----------   -----------
Net investment income                        0.04          0.02
Distributions to shareholders from
Net investment income                       (0.04)        (0.02)
                                      -----------   -----------
Net asset value, end of period        $      1.00   $      1.00
                                      -----------   -----------
Total return                                 3.76%         2.47%
Ratios and supplemental data
Net assets, end of period (millions)  $         2   $         2
Ratios to average net assets
 Expenses#                                   0.53%         0.52%+
 Net investment income                       3.69%         3.06%+

(a) For the period October 26, 1998 (commencement of class operations) to Janu-ary 31, 1999.
(b) For the period April 3, 1999 (commencement of class operations) to January 31, 2000.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ------------------------       Year Ended
                          2001    2000    1999   1998 (a)    1997       1996 (b)     February 29, 1996 (c)
CLASS A SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00          $ 1.00
                         ------  ------  ------   ------   ----------   ----------          ------
Net investment income      0.04    0.03    0.03     0.01         0.03         0.01            0.02
Distributions to
 shareholders from
Net investment income     (0.04)  (0.03)  (0.03)   (0.01)       (0.03)       (0.01)          (0.02)
                         ------  ------  ------   ------   ----------   ----------          ------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00          $ 1.00
                         ------  ------  ------   ------   ----------   ----------          ------
Total return               3.66%   2.90%   2.96%    1.34%        3.05%        1.49%           1.72%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $   19  $  125  $   96   $   37   $       36   $       22          $    4
Ratios to average net
 assets
 Expenses#                 0.65%   0.60%   0.61%    0.61%+       0.60%        0.55%+          0.47%+
 Net investment income     3.59%   2.87%   2.90%    3.15%+       3.01%        2.97%+          3.14%+

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ------------------------     Year Ended
                          2001    2000    1999   1998 (a)    1997       1996 (b)     February 29, 1996
CLASS I++ SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00        $ 1.00
                         ------  ------  ------   ------   ----------   ----------        ------
Net investment income      0.04    0.03    0.03     0.01         0.03         0.01          0.03
Distributions to
 shareholders from
Net investment income     (0.04)  (0.03)  (0.03)   (0.01)       (0.03)       (0.01)        (0.03)
                         ------  ------  ------   ------   ----------   ----------        ------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00   $     1.00        $ 1.00
                         ------  ------  ------   ------   ----------   ----------        ------
Total return               3.82%   3.00%   3.07%    1.38%        3.15%        1.51%         3.55%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $   71  $   62  $   40   $   33   $       32   $       48        $   83
Ratios to average net
 assets
 Expenses#                 0.49%   0.50%   0.52%    0.51%+       0.50%        0.50%+        0.37%
 Net investment income     3.73%   2.98%   3.02%    3.26%+       3.10%        2.92%+        3.42%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
(b) For the six months ended August 31, 1996. The Fund changed its fiscal year end from February 29 to August 31, effective August 31, 1996.
(c) For the period from August 22, 1995 (commencement of class operations) to February 29, 1996.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

MONEY MARKET FUNDS

                                   EVERGREEN
                           Treasury Money Market Fund

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ----------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS A SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.06    0.04    0.05     0.02         0.05        0.05
Distributions to
 shareholders from
Net investment income     (0.06)  (0.04)  (0.05)   (0.02)       (0.05)      (0.05)
                         ------  ------  ------   ------   ----------  ----------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return               5.65%   4.38%   4.75%    2.07%        4.82%       4.98%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $  743  $2,828  $3,366   $2,616   $    2,485  $    2,608
Ratios to average net
 assets
 Expenses#                 0.73%   0.74%   0.73%    0.73%+       0.72%       0.69%
 Net investment income     5.27%   4.28%   4.63%    4.89%+       4.73%       4.76%

                            Year Ended January 31,         Year Ended August 31,
                         --------------------------------  ----------------------
                          2001    2000    1999   1998 (a)     1997        1996
CLASS I++ SHARES
Net asset value,
 beginning of period     $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Net investment income      0.06    0.05    0.05     0.02         0.05        0.05
Distributions to
 shareholders from
Net investment income     (0.06)  (0.05)  (0.05)   (0.02)       (0.05)      (0.05)
                         ------  ------  ------   ------   ----------  ----------
Net asset value, end of
 period                  $ 1.00  $ 1.00  $ 1.00   $ 1.00   $     1.00  $     1.00
                         ------  ------  ------   ------   ----------  ----------
Total return               5.97%   4.69%   5.07%    2.20%        5.14%       5.29%
Ratios and supplemental
 data
Net assets, end of
 period (millions)       $1,032  $1,034  $1,045   $  572   $      547  $      760
Ratios to average net
 assets
 Expenses#                 0.43%   0.44%   0.43%    0.43%+       0.42%       0.39%
 Net investment income     5.78%   4.58%   4.89%    5.19%+       5.02%       5.12%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++ Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

                                                              MONEY MARKET FUNDS

OTHER FUND PRACTICES

Taxable securities in which the California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.

                                 Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large  Company  Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular  Growth Fund
Select Small Cap Growth Fund
Select  Strategic  Growth Fund
Small Company  Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

                              QUICK REFERENCE GUIDE



1.  Evergreen Express Line
     Call 1-800-346-3858
     24 hours a day to
     o check your account
     o order a statement
     o get a Fund's current price, yield and
       total return
     o buy, redeem or exchange Fund shares

2.  Investor Services
     Call 1-800-343-2898
     Monday - Friday, 8 a.m. to 6 p.m. Eastern time to
     o buy, redeem or exchange shares
     o order applications
     o get assistance with your account


3.  Information Line for Hearing and Speech Impaired (TTY/TDD)
     Call 1-800-343-2888
     Each business day, 8 a.m. to 6 p.m. Eastern time

4.  Write us a letter
     Evergreen Service Company, LLC
     P.O. Box 2121
     Boston, MA  02106-9970
     o to buy, redeem or exchange shares
     o to change the registration on your account
     o for general correspondence

5.  For express, registered or certified mail
     Evergreen Service Company, LLC
     200 Berkeley St.
     Boston, MA  02116-5034

6.  Visit us on-line
     www.evergreeninvestments.com

7.  Regular communications you will receive
     Account Statements -- You will receive quarterly statements for each Fund you invest in. Please review and notify Evergreen of any inaccuracies.

     Confirmation Notices -- We send a confirmation of transactions, other than SIP and SWP transactions, you make within five days. Please review and notify Evergreen of any inaccuracies.

     Annual and Semi-annual reports -- You will receive a detailed financial report on each Fund you invest in twice a year.

     Tax Forms -- Each January you will receive any Fund tax information you need to include in your tax returns as well as the Evergreen Tax Information Guide.

     For More Information About the Evergreen Money Market  Funds, Ask for:


     THE FUNDS' MOST RECENT ANNUAL OR SEMI-ANNUAL REPORT, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

     Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009 or by electronic request at the following email address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.



                           Evergreen Distributor, Inc.

                                 90 Park Avenue

                            New York, New York 10016

                                                       SEC File No.: 811-08555

                                                                     536120RV9

                                                  Prospectus, June 25, 2001
                                                  as amended July 20, 2001
Evergreen Money Market Funds


Evergreen California Municipal Money Market Fund
Evergreen Florida Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New Jersey Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen Pennsylvania Municipal Money Market Fund
Evergreen Treasury Money Market Fund
Evergreen U.S. Government Money Market Fund

Class S
Class S1


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS


FUND RISK/RETURN SUMMARIES:
Overview of Fund Risks                           1
Evergreen  California  Municipal  Money
 Market Fund                                     2
Evergreen Florida Municipal Money
 Market Fund                                     4
Evergreen Money Market Fund                      6
Evergreen Municipal Money Market Fund            8
Evergreen New Jersey Municipal Money
 Market Fund                                    10
Evergreen New York Municipal  Money
 Market Fund                                    12
Evergreen Pennsylvania Municipal Money
  Market Fund                                   14
Evergreen Treasury Money Market Fund            16
Evergreen  U.S. Government Money  Market Fund   18



GENERAL INFORMATION:
The Funds' Investment Advisor
Calculating the Share Price
How to Choose an Evergreen Fund
How to Choose the Share Class
  That Best Suits You
How to Buy and Redeem Shares
Other Services
The Tax Consequences of
   Investing in the Funds
Fees and Expenses of the Funds
Other Fund Practices



In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek current income consistent with stability of principal and liquidity. Evergreen Municipal Money Market Fund also seeks current income which is exempt from federal income tax and Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund and Evergreen Pennsylvania Municipal Money Market Fund seek current income which is exempt from federal income tax and applicable state taxes.


Fund Summaries Key
Each Fund's summary is organized around the following basic topics and questions:

Investment Goal
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

Investment Strategy
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

Risk Factors
What are the specific risks for an investor in the Fund?

Performance
How well has the Fund performed in the past year? The past five years? The past ten years?

Expenses
How much does it cost to invest in the Fund?

                             OVERVIEW OF FUND RISKS


Money Market
 Funds
typically rely on a combination of the following strategies:
o    maintaining $1.00 per share net asset value;

o investing in high-quality, short-term money market instruments including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

o selling a portfolio investment: i) when the issuers' investment fundamentals begin to deteriorate: ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:
o are seeking a conservative investment which invests in relatively safe securities;

o    are seeking a Fund for short-term investment; and

o    are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

Risk Factors for All Mutual Funds
Please remember that an investment in a mutual fund is:
o  not guaranteed to achieve its investment goal
o  not a deposit with a bank
o  not insured,  endorsed or  guaranteed by the FDIC or any  government  agency
o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

INTEREST RATE RISK
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

CREDIT RISK
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis. A Fund may also be subject to credit risk to the extent it engages in transactions such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

CONCENTRATION RISK
An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal securities issuers to pay interest and principal on their debt obligations.

NON-DIVERSIFICATION RISK An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested in a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

CALIFORNIA MUNICIPAL MONEY MARKET FUND

FUND FACTS:

Goals:
o        High Current Income Exempt from Federal and California State Income
         Taxes
o        Preservation of Capital
o        Liquidity

Principal Investment:
o        Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o        Class S

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly

INVESTMENT GOAL

The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities, including municipal bonds, notes and commercial paper issued by the State of California or its political subdivisions, agencies, instrumentalities, or other governmental units. Under normal circumstances, at least 80% of the Fund's annual interest income will be exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in short-term, high quality taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk
o        Concentration Risk
o        Non-Diversification Risk

The performance of the Fund is influenced by the political, economic and statutory environment within the State of California. The Fund invests in obligations of California issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions may include the uncertainty of the recent power shortages and the slowing of economic growth as a result of the national economic slowdown and a cyclical downturn in the high technology sector. In addition, state revenues have been adversely affected by recent stock market declines. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For more information on the factors that could affect the ability of California municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning California" in the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the California personal income tax. Corporations subject to the California corporation franchise tax will generally be subject to tax on all distributions of income from the Fund.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."

PERFORMANCE


Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

------------ ---------- -------- ----------- --------------
             Management 12b-1    Other       Total Fund
             Fees       Fees     Expenses    Operating
                                             Expenses++
------------ ---------- -------- ----------- --------------
------------ ---------- -------- ----------- --------------
Class S      0.45%      0.60%    0.26%       1.31%
------------ ---------- -------- ----------- --------------

+ Estimated for the fiscal year ending 1/31/2002.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.18% for Class S.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

-------------------- ---------------
                        Class S
-------------------- ---------------
-------------------- ---------------
After:
-------------------- ---------------
-------------------- ---------------
1 year               $133
-------------------- ---------------
-------------------- ---------------
3 years              $415
-------------------- ---------------

FLORIDA MUNICIPAL MONEY MARKET FUND

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal and Florida State Tax
o         Maintain Liquidity
o        Stability of Principal

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

INVESTMENT GOAL

The Fund seeks to provide Florida residents an investment that is, to the extent possible, exempt from the Florida intangible personal property tax and to seek as high a level of current income exempt from regular federal income taxes, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in high quality short-term debt obligations issued by the State of Florida, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the Florida intangible personal property tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in short-term, high quality taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

  o INTEREST RATE RISK
  o CREDIT RISK
  o CONCENTRATION RISK
  o NON-DIVERSIFICATION  RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the State of Florida. The Fund invests in obligations of Florida issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include state budgetary problems associated with the state's growing population, its reliance on tourism, and the impact which both of these factors may have on the state's tax base and revenues. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of Florida municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Florida" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short -term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
1999       2000
2.66       3.33

BEST QUARTER:        2ND QUARTER 2000            +0.90%*
WORST QUARTER:       1ST  QUARTER 1999           +0.54%*

Year-to-date total return through 6/30/2001 was +1.27%.

The next table lists the Fund's average annual total return for Class S shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                            Performance
             Date of     1 year  5 year   10      Since
               Class                       year   10/26/1998
Class S      6/30/2000   3.33%     N/A     N/A      2.97%

* Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class's 0.60% 12b-1 fees. These fees are 0.30% for Class A. If the fees for Class S had been reflected, returns would have been lower.

To obtain current yield information call 1-800-343-2898.

 EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                              TOTAL FUND
             MANAGEMENT   12B-1     OTHER      OPERATING
                FEES        FEES    EXPENSES   EXPENSES
Class S         0.41%      0.60%     0.14%       1.15%



The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES
     After:         Class S
      1 year        $117
      3 years       $365
      5 years       $633
     10 years       $1,398

MONEY MARKET FUND


FUND FACTS:

Goals:
o        High Current Income
o        Preservation of Capital
o        Liquidity

Principal Investments:
o        Money Market Instruments
o        Short-term Corporate Debt Securities

Class of Shares Offered in this Prospectus:
o        Class S1

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly



INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Inter-american Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity greater than 397 days.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

Because obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)*
    1991      1992   1993    1994     1995
    6.26      3.88   3.22    3.98     5.66

    1996      1997   1998    1999     2000
    5.22      5.33   5.26    4.93     6.11


Best Quarter:        1st  Quarter 1991          +1.77%*
Worst Quarter:       1st Quarter 1993           +0.78%*

Year-to-date total return through 6/30/2001 was +2.16%.*

The next table lists the average annual total return of the Fund's Class I shares over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(For the period ended 12/31/2000)*
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               11/2/1987

Class I      11/2/1987   6.11%   5.37%    4.98%    5.79%

* Since Class S1 shares have no previous operating history, the performance shown is for Class I shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. Total Returns and Average Annual Total Return include the effects of Rule 12b-1 fees and expenses. The Rule 12b-1 fees are 0.60% for Class S1. Class I shares pay no Rule 12b-1 fees. If Class S1 had been in existence for the periods presented above, its total returns would have been lower.

To obtain current yield information call 1-800-343-2898.


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+
                                                    Total
               Management                 Other     Fund
                  Fees     12b-1 Fees   Expenses    Operating
                                                    Expenses++
  Class S1       0.39%       0.60%        0.21%       1.20%

+Estimated expenses for the fiscal year ending 1/31/2002.
++From time to time, the Class S1 shares' 12b-1 fees may be voluntarily reduced or waived. The 12b-1 fees and Total Fund Operating Expenses do not reflect the estimated 12b-1 fee reductions. Including estimated fee reductions, the 12b-1 fees are estimated to be 0.25% and Total Fund Operating Expenses are estimated to be 0.85% for Class S1 shares.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.


Example of Fund Expenses

After:       Class S1

  1 year     $122
 3 years     $381
 5 years     $660
10 years     $1,455

MUNICIPAL MONEY MARKET FUND

FUND FACTS:

Goals:
o        High Current Income Exempt from Federal Tax
o        Preservation of Capital
o        Liquidity

Principal Investment:
o        Municipal Money Market Securities

Class of Shares Offered in this Prospectus:
o        Class S1

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in short-term, high quality taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Interest Rate Risk
o        Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%)*
       1991    1992   1993    1994    1995
       4.88    3.16   2.48    2.76    3.77

       1996    1997   1998    1999    2000
       3.39    3.50   3.40    3.18    4.01

Best Quarter:          1st Quarter 1991           +1.30%*
Worst Quarter:         1st Quarter 1994           +0.60%*

Year-to-date total return through 6/30/2001 was +1.66%.*

The next table lists the average annual total return for the Fund's Class I shares over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(for the period ended 12/31/2000)*
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               11/2/1988

Class I      11/2/1988   4.01%   3.49%    3.45%    3.97%

* Since Class S1 shares have no previous operating history, the performance shown is for Class I shares which are not offered in this prospectus. The performance of each class will differ only to the extent that the classes do not have the same expenses. Total Return and Average Annual Total Return include the effects of Rule 12b-1 fees and expenses. The Rule 12b-1 fees are 0.60% for Class S1. Class I shares pay no Rule 12b-1 fees. If Class S1 had been in existence for the periods presented above, its total returns would have been lower.

To obtain current yield information call 1-800-343-2898.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)+
                                               Total Fund
             Management   12b-1     Other       Operating
                Fees        Fees    Expenses   Expenses++
Class S1        0.43%      0.60%      0.16%       1.19%

+Estimated expenses for the fiscal year ending 1/31/2002.
++ From time to time, the Class S1 shares' 12b-1 fees may be voluntarily reduced or waived. The 12b-1 fees and the Total Fund Operating Expenses do not reflect the estimated 12b-1 fee reductions. Including estimated fee reductions, the 12b-1 fees are estimated to be 0.50% and Total Fund Operating Expenses are estimated to be 1.09% for Class S1 shares.


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:   Class S1

   1 year    $121
   3 years   $378
   5 years   $654
 10 years    $1,443

NEW JERSEY MUNICIPAL MONEY MARKET FUND

FUND FACTS:

GOAL:
o        High Current Income Exempt from Federal and New Jersey State Tax
o        Maintain Liquidity
o        Stability of Principal

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly

INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income exempt from regular federal income tax and, to the extent possible, from New Jersey gross income tax, as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the State of New Jersey, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the New Jersey gross income tax, and which are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.


The Fund may temporarily invest up to 20% of its net assets in short-term, high quality taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o INTEREST RISK
o CREDIT RISK
o CONCENTRATION RISK
o NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the State of New Jersey. The Fund invests in obligations of New Jersey issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions include the state's slowing growth rate since 1987 and the job losses which have occurred in certain sectors of New Jersey's economy. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of New Jersey municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New Jersey" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 10/26/1998. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
      1999     2000
      2.54     3.31

BEST QUARTER:         2ND QUARTER 2000            +0.90%*
WORST QUARTER:        1ST QUARTER 1999            +0.53%*

Year-to-date total return through 6/30/2001 was +1.29%.

The next table lists the Fund's average annual total return for Class S shares over the past year and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               10/26/1998
Class S      6/30/2000   3.31%     N/A      N/A      2.90%
* Historical performance shown for Class S prior to its inception is based on the performance of Class A, the original class offered. Class A shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class's 0.60% 12b-1 fees. These fees are 0.30% for Class A. If the fees for Class S had been reflected, returns would have been lower.

To obtain current yield information call 1-800-343-2898.


 EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
            MANAGEMENT   12B-1   OTHER     FUND
               FEES       FEES   EXPENSES  OPERATING
                                            EXPENSES
 Class S      0.41%      0.60%    0.11%      1.12%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:         Class S
   1 year          $114
   3 years         $356
   5 years         $617
10 years           $1,363

NEW YORK MUNICIPAL MONEY MARKET FUND

FUND FACTS:

 Goals:
o High Rate of Current Income Exempt from Federal and New York State and New York City Income Tax
o        Preservation of Capital
o        Maintenance of Liquidity

 Principal Investment:
o        Municipal Money Market  Securities

Class of Shares Offered in this Prospectus:
o        Class S

 Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


INVESTMENT GOAL
The Fund seeks as high a rate of current income exempt from federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in New York tax-exempt securities, which are debt obligations issued by the State of New York, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in short-term, high quality taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
O        CREDIT RISK
O        CONCENTRATION RISK
O        NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the State of New York. The Fund invests in obligations of New York issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the state. Some of these conditions may include the valuation of real estate and the performance of the banking industry, as well as other factors which may cause rating agencies to downgrade the credit ratings on certain issues.

For further information on the factors that could affect the ability of New York municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New York" in the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

------------ ---------- -------- ------------ --------------
             Management 12b-1    Other        Total Fund
             Fees       Fees     Expenses     Operating
                                              Expenses++
------------ ---------- -------- ------------ --------------
------------ ---------- -------- ------------ --------------
Class S      0.40%      0.60%    0.23%        1.23%
------------ ---------- -------- ------------ --------------

+ Estimated for the fiscal year ending 1/31/2002.
++From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements, Total Fund Operating Expenses are estimated to be 1.18% for Class S.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

-------------------- ---------------
                        Class S
-------------------- ---------------
-------------------- ---------------
After:
-------------------- ---------------
-------------------- ---------------
1 year               $125
-------------------- ---------------
-------------------- ---------------
3 years              $390
-------------------- ---------------

PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

FUND FACTS:

GOALS:
o        High Current Income Exempt from Federal Tax and Pennsylvania State Tax
o        Preservation of Capital
o        Liquidity

PRINCIPAL INVESTMENT:
o        Municipal Money Market Securities

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to provide investors with as high a level of current income exempt from regular federal income tax, as is consistent with preservation of capital and providing liquidity.


INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its net assets in municipal money market securities issued by the Commonwealth of Pennsylvania, possessions of the U.S. and their political subdivisions, which are exempt from federal income tax other than the alternative minimum tax and exempt from the Pennsylvania income tax, and are determined to present minimal credit risk. These municipal money market securities include fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in short-term, high quality taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its net assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.


RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK
o        CONCENTRATION RISK
o        NON-DIVERSIFICATION RISK

The performance of the Fund is influenced by the political, economic and statutory environment within the Commonwealth of Pennsylvania. The Fund invests in obligations of Pennsylvania issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the Commonwealth. Some of these conditions include adverse changes to the statewide, regional or local economies which affect the creditworthiness of the
Commonwealth and certain other non-governmental related issuers and may cause rating agencies to downgrade the credit ratings on certain issues.

For  further  information  on the  factors  that  could  affect  the  ability of
Pennsylvania municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning Pennsylvania" in the Statement of Additional Information.

Because the taxable money market is a broader and more liquid market, and has a greater number of investors, issuers and market makers than the market for short-term tax exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 8/15/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
1992      1993   1994   1995   1996
2.87      2.12   2.54   3.66   3.07
1997      1998   1999   2000
3.23      3.09   2.96   3.53

BEST QUARTER:         2ND QUARTER 2000            +0.99%*
WORST QUARTER:       1ST QUARTER 1994             +0.49%*

Year-to-date total return through 6/30/2001 was +1.28%.

The next table lists the Fund's average annual total return for Class S shares over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*

             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                               8/15/1991
  Class S    6/30/2000   3.53%    3.17%     N/A      3.06%
* Historical performance shown for Class S prior to its inception is based on the performance of Class I, the original class offered. Class I shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class's 0.60% 12b-1 fees. Class I does not pay 12b-1 fees. If the fees for Class S had been reflected, returns would have been lower.

To obtain current yield information call 1-800-343-2898.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                           TOTAL
            MANAGEMENT   12B-1   OTHER     FUND
               FEES       FEES   EXPENSES  OPERATING
                                            EXPENSES
 Class S      0.36%      0.60%    0.14%      1.10%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

   After:      Class S
   1 year       $112
   3 years      $350
   5 years      $606
 10 years       $1,340

TREASURY MONEY MARKET FUND

FUND FACTS:

GOALS:
o        Stability of Principal
o        Current Income

PRINCIPAL INVESTMENTS:
o        Short-term U.S. Treasury Obligations
o        Repurchase Agreements backed by Short-term Obligations

CLASS OF SHARES OFFERED IN THIS PROSPECTUS:
o        Class S

INVESTMENT ADVISOR:
o        Evergreen Investment Management Company, LLC

DIVIDEND PAYMENT SCHEDULE:
o        Monthly


INVESTMENT GOAL

The Fund seeks to maintain stability of principal while earning current income.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest in short-term U.S. Treasury obligations (with an average dollar-weighted maturity of 60 days or less) and repurchase agreements backed at least 65% by such obligations. U.S. Treasury securities are guaranteed as to principal and interest, and supported by the full faith and credit of the U.S. government. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        INTEREST RATE RISK
o        CREDIT RISK

PERFORMANCE

The following tables show how the Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

The table below shows the percentage gain or loss for Class S shares of the Fund in each calendar year since 3/6/1991. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

YEAR-BY-YEAR TOTAL RETURN FOR CLASS S SHARES (%)*
1992     1993   1994    1995   1996
3.36     2.73   3.75    5.38   4.78
1997     1998   1999    2000
4.91     4.83   4.33    5.43

BEST QUARTER:         4TH QUARTER 2000            +1.39%
WORST QUARTER:        3RD QUARTER 1993            +0.67%*

Year-to-date total return through 6/30/2001 was +2.00%.

The next table lists the Fund's average annual total return for Class S shares over the past one and five years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
(FOR THE PERIOD ENDED 12/31/2000)*
             Inception                             Performance
             Date of     1 year  5 year   10 year  Since
               Class                                3/6/1991
  Class S    6/30/2000   5.43%    4.86%     N/A      4.47%

* Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered. Class A shares are not offered in this prospectus. The historical returns for Class S have not been adjusted to reflect the effect of the Class's 0.60% 12b-1 fees. Class A pays 12b-1 fees of 0.30%. If the fees for Class S had been reflected, returns would have been lower.

To obtain current yield information call 1-800-343-2898.


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are based on the Fund's fiscal year ended 1/31/2001.

You pay no shareholder transaction fees.


 ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                           TOTAL FUND
            MANAGEMENT   12B-1   OTHER      OPERATING
               FEES       FEES   EXPENSES   EXPENSES
Class S       0.31%      0.60%    0.12%       1.03%


The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

EXAMPLE OF FUND EXPENSES

  After:      Class S
   1 year       $105
   3 years      $328
   5 years      $569
 10 years       $1,259

U.S. GOVERNMENT MONEY MARKET FUND

FUND FACTS:

Goals:
o        High Current Income
o        Preservation of Capital
o        Maintain Liquidity

Principal Investment:
o        Short-term U.S. Government Securities

Class of Shares
Offered in this
Prospectus:
o        Class S1

Investment Advisor:
o        Evergreen Investment Management Company, LLC

Dividend Payment Schedule:
o        Monthly


INVESTMENT GOAL

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest primarily in high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. In addition, the Fund may invest in obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o        Interest Rate Risk
o        Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

PERFORMANCE

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.



EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.


Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+


------------ ---------- ------------- ---------- --------------
             Management 12b-1         Other      Total Fund
             Fees       Fees          Expenses   Operating
                                                 Expenses++
------------ ---------- ------------- ---------- --------------
------------ ---------- ------------- ---------- --------------
Class S1     0.40%      0.60%         0.35%      1.35%
------------ ---------- ------------- ---------- --------------
+Estimated for the fiscal year ending 1/31/2002.
++From time to time, the Class S1 shares' 12b-1 fees may be voluntarily reduced or waived. The 12b-1 fees and Total Fund Operating Expenses do not reflect the estimated fee reductions. Including estimated fee reductions, the 12b-1 fees are estimated to be 0.15%, and Total Fund Operating Expenses are estimated to be 0.90% for Class S1 shares.


The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

After:              Class S1

1 year               $137
3 years              $428

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $245.9 billion in consolidated assets as of 6/30/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to each Fund. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $89.8 billion in assets for 110 of the Evergreen Funds as of 6/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


For the fiscal year ended 1/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund listed below was as follows:

FUND                                % OF THE FUND'S AVERAGE
                                         DAILY NET ASSETS
Florida Municipal Money Market Fund*                 0.41%
Money Market Fund**                                  0.39%
Municipal Money Market Fund*                         0.43%
New Jersey Municipal Money Market Fund*              0.41%
Pennsylvania Municipal Money Market Fund*            0.36%
Treasury Money Market Fund**                         0.31%

*Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

 **Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

For the fiscal year ending 1/31/2002, each Fund listed below will pay the investment advisor an annual contractual advisory fee as follows:

                                             % OF THE FUND'S
FUND                                          AVERAGE DAILY
                                               net assets
California Municipal Money Market Fund            0.45%+
New York Municipal Money Market Fund              0.40%+
U.S. Government Money Market Fund                 0/40%

+These fees may be subject to voluntary waivers or reductions. For more information, see the "Expenses" section for each Fund.


CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straight-line amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of the Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund, Treasury Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.


HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.


HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Funds offer up to six different share classes. Only Class S shares of California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund and Class S1 shares of Money Market Fund, Municipal Money Market Fund and U.S. Government Money Market Fund are offered in this prospectus.

Class S and Class S1 shares at net asset value (NAV) without a front-end sales charge or a deferred sales charge. However, both Class S and Class S1 shares are subject to a 0.60% 12b-1 fee. A portion of Class S1 shares' 12b-1 fee may be voluntarily waived. Class S and Class S1 shares are sold through certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributors Inc. (EDI). Certain broker-dealers and other financial institutions may impose a fee in connection with Class S and Class S1 share purchases of the Funds.


HOW TO BUY AND REDEEM SHARES

You can redeem your Class S and Class S1 shares of the Funds at NAV through certain broker-dealers and financial institutions which have selling agreements with EDI on any day the New York Stock Exchange is open pursuant to the Fund's procedures. Investors should refer to their broker-dealer or financial institution as appropriate for instruction and further information.


OTHER SERVICES

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.


THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:
o On Fund distributions (dividends and capital gains) o On any profit you make when you sell any or all of your shares.

Fund Distributions
A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. California Municipal Money Market Fund, Florida Municipal Money Market Fund, Municipal Money Market Fund, New Jersey Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund expect that substantially all of its regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent the regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. The Funds pay a monthly dividend from the dividends, interest and other income on the securities in which they invest.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers.) It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment
Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

We will send you a statement each January with the federal tax status of dividends and distributions paid by the Funds during the previous calendar year.

Profits You Realize When You Redeem Shares
When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting
Your broker-dealer or financial institution provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.


FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class S1 shares. Up to 1.00% fo the average daily net assets of Class S shares and up to 0.60% of the average daily net assets of Class S1 shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class S and Class S1 shares are limited to 0.60%. In addition, all or a portion of the fees of the Class S1 shares may be voluntarily waived from time to time. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use the 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in the Fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a Fund's advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.

FINANCIAL  HIGHLIGHTS

This section looks in detail at the results for one share in Class S of the Funds -- how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. Since California Municipal Money Market Fund, New York Municipal Money Market Fund and U.S. Government Money Market Fund and Class S1 shares have not commenced operations as of the date of this prospectus, no financial information is available for these Funds or this class of shares. The tables for Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, Pennsylvania Municipal Money Market Fund and Treasury Money Market Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

                                   EVERGREEN
                      Florida Municipal Money Market Fund

                                            Year Ended
                                       January 31, 2001 (a)
 CLASS S SHARES
 Net asset value, beginning of period  $   1.00
                                       --------
 Net investment income                     0.02
 Distributions to shareholders from
 Net investment income                    (0.02)
                                       --------
 Net asset value, end of period        $   1.00
                                       --------
 Total return                              1.87%
 Ratios and supplemental data
 Net assets, end of period (millions)  $    163
 Ratios to average net assets
 Expenses#                                 1.16%+
 Net investment income                     3.08%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.
++  Represents an amount less than $0.005 per share.

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                     New Jersey Municipal Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.02
Distributions to shareholders from
Net investment income                         (0.02)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   1.84%
Ratios and supplemental data
Net assets, end of period (millions)         $   98
Ratios to average net assets
 Expenses#                                     1.14%+
 Net investment income                         3.07%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

MONEY MARKET FUNDS

                                   EVERGREEN
                    Pennsylvania Municipal Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.02
Distributions to shareholders from
Net investment income                         (0.02)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   1.89%
Ratios and supplemental data
Net assets, end of period (millions)         $  140
Ratios to average net assets
 Expenses#                                     1.09%+
 Net investment income                         3.17%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

                                                              MONEY MARKET FUNDS

                                   EVERGREEN
                           Treasury Money Market Fund

                                           Year Ended
                                      January 31, 2001 (a)
CLASS S SHARES
Net asset value, beginning of period         $ 1.00
                                             ------
Net investment income                          0.03
Distributions to shareholders from
Net investment income                         (0.03)
                                             ------
Net asset value, end of period               $ 1.00
                                             ------
Total return                                   3.24%
Ratios and supplemental data
Net assets, end of period (millions)         $2,135
Ratios to average net assets
 Expenses#                                     1.04%+
 Net investment income                         5.50%+

(a) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.
# The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
+   Annualized.

MONEY MARKET FUNDS

OTHER FUND PRACTICES

Taxable securities in which the California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

Please consult the Statement of Additional Information for more information regarding other investment practices used by the Funds, including risks.

                                 Evergreen Funds

INSTITUTIONAL MONEY MARKET FUNDS
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

MONEY MARKET FUNDS
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

STATE MUNICIPAL BOND FUNDS
Connecticut  Municipal Bond Fund
Florida High Income Municipal  Bond Fund
Florida  Municipal  Bond Fund
Georgia  Municipal  Bond Fund
Maryland  Municipal  Bond Fund
New Jersey  Municipal  Bond Fund
North  Carolina Municipal Bond Fund
Pennsylvania  Municipal Bond Fund
South Carolina  Municipal Bond Fund
Virginia Municipal Bond Fund

NATIONAL MUNICIPAL BOND FUNDS
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

SHORT AND INTERMEDIATE TERM BOND FUNDS
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

INTERMEDIATE AND LONG TERM BOND FUNDS
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

BALANCED FUNDS
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

GROWTH AND INCOME FUNDS
Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

DOMESTIC GROWTH FUNDS
Aggressive  Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic  Growth Fund
Small Company  Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

SECTOR FUNDS
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

GLOBAL AND INTERNATIONAL FUNDS
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund
Precious Metals Fund

     For More Information About the Evergreen Money Market Funds, Ask for:

     The Funds' most recent Annual or Semi-Annual Report, which contains a complete financial accounting for each Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio manager. This Report discusses the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.



     The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.



     For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.



     Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-6009 or by electronic request at the following email address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.

                                 90 Park Avenue

                            New York, New York 10016

                                                     SEC File No.:  811-08555


                                                             558704RV1

                                                  ------------------------------
                                                    Prospectus, July 20, 2001
                                                  ------------------------------

Evergreen Money Market Funds



Evergreen California Municipal Money Market Fund
Evergreen Money Market Fund
Evergreen Municipal Money Market Fund
Evergreen New York Municipal Money Market Fund
Evergreen U.S. Government Money Market Fund

Class A

The Securities and Exchange Commission                [LOGO] Evergreen Funds(SM)
has not determined that the information                               SINCE 1932
in this prospectus is accurate or               The First Family of Mutual Funds
complete, nor has it approved or
disapproved these securities. Anyone who tells you otherwise is committing a crime.

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND RISK/RETURN SUMMARIES:

Overview of Fund Risks ....................................................    1

Evergreen California Municipal Money Market Fund...........................    2

Evergreen Money Market Fund................................................    4

Evergreen Municipal Money Market Fund......................................    6

Evergreen New York Municipal Money Market Fund.............................    8

Evergreen U.S. Government Money Market Fund................................   10

GENERAL INFORMATION:

The Funds' Investment Advisor..............................................   12

Calculating the Share Price................................................   12

How to Choose an Evergreen Fund............................................   12

How to Choose the Share Class That Best Suits You..........................   12

How to Buy Shares..........................................................   13

How to Redeem Shares.......................................................   14

Other Services.............................................................   15

The Tax Consequences of Investing in the Funds.............................   15

Fees and Expenses of the Funds.............................................   16

Financial Highlights.......................................................   17

Other Fund Practices.......................................................   18

In general, the Funds included in this prospectus provide investors with a selection of investment alternatives which seek a high rate of current income consistent with stability of principal and liquidity. Evergreen California Municipal Money Market Fund and Evergreen New York Municipal Money Market Fund also seek current income which is exempt from federal income tax and applicable state taxes.

Fund Summaries Key

Each Fund's summary is organized around the following basic topics and questions:

[GRAPHIC OMITTED] Investment Goal

A What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

[GRAPHIC OMITTED] Investment Strategy

How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

[GRAPHIC OMITTED] Risk Factors

What are the specific risks for an investor in the Fund?

[GRAPHIC OMITTED] Performance

How well has the Fund performed in the past year? The past five years? The past ten years?

[GRAPHIC OMITTED] Expenses

How much does it cost to invest in the Fund?

--------------------------------------------------------------------------------
                             OVERVIEW OF FUND RISKS
--------------------------------------------------------------------------------

                                  Money Market
                                     Funds

typically rely on a combination of the following strategies:

o     maintaining $1.00 per share net asset value;

o investing in high-quality, short-term money market instruments, including U.S. government securities;

o investing in compliance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments; and

o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) to take advantage of more attractive yield opportunities; iii) when the investment no longer appears to meet the Fund's investment objective; iv) when the Fund must meet redemptions; or v) for other investment reasons which the portfolio manager deems necessary.

may be appropriate for investors who:

o are seeking a conservative investment which invests in relatively safe securities;

o     are seeking a fund for short-term investment; and

o     are seeking liquidity.

Following this overview, you will find information on each Fund's specific investment strategies and risks.

--------------------------------------------------------------------------------

Risk Factors for All Mutual Funds

Please remember that an investment in a mutual fund is:

o     not guaranteed to achieve its investment goal

o     not a deposit with a bank

o     not insured, endorsed or guaranteed by the FDIC or any government agency

o subject to investment risks, including possible loss of your original investment

Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

Following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Interest Rate Risk

When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by the Fund on its debt securities may also decline, which could cause the Fund to reduce the dividends it pays. The longer the term of a debt security held by the Fund, the more the Fund is subject to interest rate risk.

Credit Risk

The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of and dividend yield and total return earned on your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions such as repurchase agreements, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Concentration Risk

An investment in a Fund that concentrates its investments in a single state entails greater risk than an investment in a Fund that invests its assets in numerous states. The Fund may be vulnerable to any development in its named state's economy that may weaken or jeopardize the ability of the state's municipal security issuers to pay interest and principal on their debt obligations.

Non-Diversification Risk

An investment in a Fund that is non-diversified entails greater risk than an investment in a diversified fund. When a Fund is non-diversified, it may invest a greater percentage of assets in a single issuer than may be invested by a diversified fund. A higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.


                                                            MONEY MARKET FUNDS 1

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                     California Municipal Money Market Fund

FUND FACTS:

Goals:

o  High Current Income Exempt from Federal and California State Income Taxes
o  Preservation of Capital
o  Liquidity

Principal Investment:

o  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

o  Class A

Investment Advisor:

o  Evergreen Investment Management Company, LLC

Dividend Payment Schedule:

o  Monthly

[GRAPHIC OMITTED] Investment Goal

The Fund seeks as high a level of current income exempt from federal income tax and, to the extent possible, from California personal income tax, as is believed to be consistent with preserving capital and providing liquidity.

[GRAPHIC OMITTED] Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal money market securities, including municipal bonds, notes and commercial paper issued by the State of California or its political subdivisions, agencies, instrumentalities, or other governmental units. Under normal circumstances, at least 80% of the Fund's annual interest income will be exempt from federal income tax other than the federal alternative minimum tax and, to the extent possible, from California personal income tax. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities, and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. However, the Fund may temporarily invest up to 100% of its assets in taxable securities for defensive purposes, which may result in the Fund not achieving its investment objective.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining which securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o  Interest Rate Risk
o  Credit Risk
o  Concentration Risk
o  Non-Diversification Risk

The performance of the Fund is influenced by the political, economic and statutory environment within the State of California. The Fund invests in obligations of California issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. Some of these conditions may include the uncertainty of the recent power shortages and the slowing of economic growth as a result of the national economic slowdown and a cyclical downturn in the high technology sector. In addition, state revenues have been adversely affected by recent stock market declines. These and other factors may cause rating agencies to downgrade the credit ratings on certain issues.

For more information on the factors that could affect the ability of California municipal security issuers to pay interest and principal on securities acquired by the Fund, see the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the California personal income tax. Corporations subject to the California corporation franchise tax will generally be subject to tax on all distributions of income from the Fund.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors see "Other Fund Practices."


2 MONEY MARKET FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

[GRAPHIC OMITTED] Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                            Total Fund
                 Management       12b-1        Other        Operating
                    Fees          Fees        Expenses      Expenses++
--------------------------------------------------------------------------------
  Class A           0.45%         0.30%        0.26%           1.01%
--------------------------------------------------------------------------------

+  Estimated for the fiscal year ending 1/31/2002.

++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements Total Fund Operating Expenses are estimated to be 0.88% for Class A.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:               Class A
--------------------------------------------------------------------------------
  1 year                 $103
--------------------------------------------------------------------------------
  3 years                $322
--------------------------------------------------------------------------------


                                                            MONEY MARKET FUNDS 3

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                               Money Market Fund

FUND FACTS:

Goals:

o  High Current Income
o  Preservation of Capital
o  Liquidity

Principal Investments:

o  Money Market Instruments
o  Short-term Corporate Debt Securities

Class of Shares Offered in this Prospectus:

o  Class A

Investment Advisor:

o  Evergreen Investment Management Company, LLC

Dividend Payment Schedule:

o  Monthly

[GRAPHIC OMITTED] Investment Goal

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.

[GRAPHIC OMITTED] Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests principally in money market securities including short-term corporate debt obligations (such as fixed, variable or floating rate securities), certificates of deposit and bankers' acceptances, commercial paper and repurchase agreements determined to present minimal credit risk.

In addition, the Fund may invest in U.S. Treasury obligations and short-term securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the Inter-american Development Bank and the International Bank for Reconstruction and Development. The Fund may invest up to 30% of its total assets in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks. The Fund may also invest in bank obligations.

The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity greater than 397 days.

[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o  Interest Rate Risk
o  Credit Risk

Because obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.

If the Fund invests in bank certificates of deposit and bankers' acceptances payable in U.S. dollars and issued by foreign banks (including U.S. branches of foreign banks) or by foreign branches of U.S. banks it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of and dividend yield and total return earned on your investment. Certain foreign countries have less developed and less regulated banking systems and accounting systems than the U.S.


4 MONEY MARKET FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] Performance

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class A shares of the Fund in each of the last tex calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)*

 [The following table was represented as a bar chart in the printed material.]

1991    1992    1993     1994     1995    1996    1997    1998     1999     2000
6.27    3.88    3.22     3.98     5.37    4.90    4.99    4.95     4.62     5.80


Best Quarter:  1st Quarter 1991  1.77%*
Worst Quarter: 1st Quarter 1993  0.78%*

Year-to-date total return through 6/30/2001 was 2.31%.

The next table lists the average annual total return of the Fund's Class A shares over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(For the period ended 12/31/2000)*

              Inception                                    Performance
               Date of                                        Since
                Class      1 year    5 year     10 year     1/4/1995
--------------------------------------------------------------------------------
  Class A     1/4/1995      5.80%     5.05%      4.79%        5.65%
--------------------------------------------------------------------------------

* Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. These historical returns for Class A have not been adjusted to reflect the effect of 12b-1 fees. These fees are 0.30% for Class A. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Class A would have been lower.

To obtain current yield information call 1-800-343-2898.

[GRAPHIC OMITTED] Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                           Total Fund
                 Management                   Other         Operating
                    Fees       12b-1 Fees    Expenses       Expenses+
--------------------------------------------------------------------------------
  Class A           0.39%         0.30%        0.21%           0.90%
--------------------------------------------------------------------------------

+ Annual Fund Operating Expenses have been revised to reflect fees expected to be incurred by the Fund for the current fiscal year.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:                         Class A
--------------------------------------------------------------------------------
  1 year                          $   92
--------------------------------------------------------------------------------
  3 years                         $  287
--------------------------------------------------------------------------------
  5 years                         $  498
--------------------------------------------------------------------------------
  10 years                        $1,108
--------------------------------------------------------------------------------


                                                            MONEY MARKET FUNDS 5

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

                          Municipal Money Market Fund

FUND FACTS:

Goals:

o  High Current Income Exempt from Federal Tax
o  Preservation of Capital
o  Liquidity

Principal Investment:

o  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

o  Class A

Investment Advisor:

o  Evergreen Investment Management Company, LLC

Dividend Payment Schedule:

o  Monthly

[GRAPHIC OMITTED] Investment Goal

The Fund seeks to achieve as high a level of current income exempt from federal income tax, as is consistent with preserving capital and providing liquidity.

[GRAPHIC OMITTED] Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests at least 80% of its assets in municipal securities (including fixed, variable or floating rate general obligation and revenue bonds; tax, bond and revenue anticipation notes; and commercial paper obligations), the interest from which is exempt from federal income tax, other than the alternative minimum tax.

The Fund invests in municipal money market securities determined to present minimal credit risk and issued by any U.S. state, the District of Columbia and their political subdivisions. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or portfolio securities; (b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may also temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o  Interest Rate Risk
o  Credit Risk

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategies and risk factors see "Other Fund Practices."


6 MONEY MARKET FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] Performance

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class A Shares (%)*

 [The following table was represented as a bar chart in the printed material.]

1991    1992    1993     1994     1995    1996    1997    1998     1999     2000
4.88    3.16    2.48     2.76     3.48    3.08    3.18    3.10     2.87     3.70

Best Quarter:  1st Quarter 1991  1.30%*
Worst Quarter: 1st Quarter 1994  0.60%*

Year-to-date total return through 6/30/2001 was 1.52%.

The next table lists the average annual total return for the Fund's Class A shares over the past one, five and ten years and since inception (through 12/31/2000). This table is intended to provide you with some indication of the risks of investing in the Fund.

Average Annual Total Return
(For the period ended 12/31/2000)*

              Inception                                    Performance
               Date of                                        Since
                Class      1 year    5 year     10 year     1/5/1995
--------------------------------------------------------------------------------
  Class A     1/5/1995      3.70%     3.18%      3.27%        3.81%
--------------------------------------------------------------------------------

* Historical performance shown for Class A prior to its inception is based on the performance of Class I, the original class offered. These historical returns for Class A have not been adjusted to reflect the effect of 12b-1 fees. These fees are 0.30% for Class A. Class I does not pay 12b-1 fees. If these fees had been reflected, returns for Class A would have been lower.

To obtain current yield information call 1-800-343-2898.

[GRAPHIC OMITTED] Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

                                                            Total Fund
                 Management                    Other         Operating
                    Fees       12b-1 Fees     Expenses       Expenses+
--------------------------------------------------------------------------------
  Class A           0.43%         0.30%        0.16%           0.89%
--------------------------------------------------------------------------------

+ Annual Fund Operating Expenses have been revised to reflect fees expected to be incurred by the Fund for the current fiscal year.

The table below shows the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:                         Class A
--------------------------------------------------------------------------------
  1 year                          $   91
--------------------------------------------------------------------------------
  3 years                         $  284
--------------------------------------------------------------------------------
  5 years                         $  493
--------------------------------------------------------------------------------
  10 years                        $1,096
--------------------------------------------------------------------------------


                                                            MONEY MARKET FUNDS 7

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                      New York Municipal Money Market Fund

FUND FACTS:

Goals:

o High Rate of Current Income Exempt from Federal and New York State and New York City Income Tax
o  Preservation of Capital
o  Maintenance of Liquidity

Principal Investment:

o  Municipal Money Market Securities

Class of Shares Offered in this Prospectus:

o  Class A

Investment Advisor:

o  Evergreen Investment Management Company, LLC

Dividend Payment Schedule:

o  Monthly

[GRAPHIC OMITTED] Investment Goal

The Fund seeks as high a rate of current income exempt from federal income tax and New York State and New York City personal income taxes as is believed to be consistent with preservation of capital and maintenance of liquidity.

[GRAPHIC OMITTED] Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will normally invest at least 80% of its assets in New York tax-exempt securities, which are debt obligations issued by the State of New York, or any of its political subdivisions, agencies, instrumentalities, or other governmental units (such as U.S. territories), the interest from which is exempt from federal income tax other than the alternative minimum tax and exempt from New York State and New York City personal income taxes. The Fund also invests in tender option bonds, which are demand obligations that bear interest at the prevailing short-term, tax-exempt rate.

The Fund will comply with the diversification requirements prescribed by Rule 2a-7. However, the Fund is non-diversified and therefore may invest a significant percentage of its assets in obligations of a single issuer. In determining what securities to purchase for the portfolio, the portfolio manager focuses on the supply and demand of the security in the market place as well as the current interest rate environment.

The Fund may temporarily invest up to 20% of its net assets in taxable securities under one or more of the following circumstances: (a) pending investment of proceeds from the sale of Fund shares or of portfolio securities;
(b) pending settlement of purchases of portfolio securities; and (c) to maintain liquidity for the purpose of meeting anticipated redemptions. The Fund may temporarily invest up to 100% of its total assets in taxable securities for defensive purposes which may result in the Fund not achieving its investment objective.

[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o  Interest Rate Risk
o  Credit Risk
o  Concentration Risk
o  Non-Diversification Risk

The performance of the Fund is influenced by the political, economic and statutory environment within the State of New York. The Fund invests in obligations of New York issuers, which results in the Fund's performance being subject to risks associated with the most current conditions within the State. Some of these conditions may include the valuation of real estate and the performance of the banking industry, as well as other factors which may cause rating agencies to downgrade the credit ratings on certain issues.

For more information on the factors that could affect the ability of New York municipal security issuers to pay interest and principal on securities acquired by the Fund, see "Additional Information Concerning New York" in the Statement of Additional Information.

Distributions of capital gains and other taxable income will be subject to tax under the personal income taxes of New York State, New York City and other New York municipalities. Corporations subject to the New York State corporation franchise tax or the New York City general corporation tax will generally be subject to tax on all distributions of income from the Fund.

Because the taxable money market is a broader and more liquid market and has a greater number of investors, issuers and market makers than the market for short-term tax-exempt municipal securities, the liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market instruments. The more limited marketability of short-term tax-exempt municipal securities may make it difficult in certain circumstances to dispose of large investments advantageously.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."


8 MONEY MARKET FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

[GRAPHIC OMITTED] Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                             Total Fund
                 Management                    Other         Operating
                    Fees       12b-1 Fees     Expenses       Expenses++
--------------------------------------------------------------------------------
  Class A           0.40%         0.30%        0.23%           0.93%
--------------------------------------------------------------------------------

+  Estimated for the fiscal year ending 1/31/2002.

++ From time to time, the Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse the Fund for certain of its expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. The annual operating expenses do not reflect fee waivers and expense reimbursements. Including fee waivers and expense reimbursements Total Fund Operating Expenses are estimated to be 0.88% for Class A.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:                         Class A
--------------------------------------------------------------------------------
  1 year                          $   95
--------------------------------------------------------------------------------
  3 years                         $  296
--------------------------------------------------------------------------------


                                                            MONEY MARKET FUNDS 9

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

                       U.S. Government Money Market Fund

FUND FACTS:

Goals:

o  High Current Income
o  Preservation of Capital
o  Maintain Liquidity

Principal Investment:

o  Short-term U.S. Government Securities

Class of Shares Offered in this Prospectus:

o  Class A

Investment Advisor:

o  Evergreen Investment Management Company, LLC

Dividend Payment Schedule:

o  Monthly

[GRAPHIC OMITTED] Investment Goal

The Fund seeks to achieve as high a level of current income as is consistent with preserving capital and maintaining liquidity.

[GRAPHIC OMITTED] Investment Strategy

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund will invest primarily in high-quality, short-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements backed by such securities. In addition, the Fund may invest in obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. The portfolio manager focuses primarily on the interest rate environment in determining which securities to purchase for the portfolio. Generally, in a rising rate environment, the Fund will invest in securities of shorter maturities. If interest rates are high, the Fund will generally invest in securities with longer maturities; however, the Fund will not acquire any security with a remaining maturity of greater than 397 days.

[GRAPHIC OMITTED] Risk Factors

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:

o  Interest Rate Risk
o  Credit Risk

In addition to interest rate risk and credit risk, the Fund is subject to risks associated with obligations of the Inter-american Development Bank and the International Bank for Reconstruction and Development. Because these banks are supported only by appropriated but unpaid commitments of member countries, there is no assurance that the commitments will be undertaken in the future.


10 MONEY MARKET FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

[GRAPHIC OMITTED] Performance

Since the Fund has not commenced operations as of the date of this prospectus, no performance information is available.

[GRAPHIC OMITTED] Expenses

This section describes the fees and expenses you would pay if you bought and held shares of the Fund.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)+

                                                            Total Fund
                 Management       12b-1        Other         Operating
                    Fees         Fees++       Expenses       Expenses
--------------------------------------------------------------------------------
  Class A           0.40%         0.30%        0.35%           1.05%
--------------------------------------------------------------------------------

+  Estimated for the fiscal year ending 1/31/2002.

++ From time to time the Class A shares' 12b-1 fees may be voluntarily reduced or waived. The 12b-1 fees and Total Fund Operating Expenses do not reflect the estimated fee reductions. Including estimated fee reductions, the 12b-1 fees are estimated to be 0.13% and Total Fund Operating Expenses are estimated to be 0.88% for Class A shares.

The table below shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration only. The example assumes a 5% average annual return and reinvestment of all dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:                         Class A
--------------------------------------------------------------------------------
  1 year                          $  107
--------------------------------------------------------------------------------
  3 years                         $  334
--------------------------------------------------------------------------------


                                                           MONEY MARKET FUNDS 11

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

THE FUNDS' INVESTMENT ADVISOR

An investment advisor manages a Fund's investments and supervises its daily business affairs. All investment advisors for the Evergreen Funds are subsidiaries of First Union Corporation, the sixth largest bank holding company in the United States, with over $245.9 billion in consolidated assets as of 6/30/2001. First Union Corporation is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to each Fund. EIMC has been managing mutual funds and private accounts since 1932 and currently manages over $89.8 billion in assets for 110 of the Evergreen Funds as of 6/30/2001. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 1/31/2001, the aggregate advisory fee paid to the investment advisor by each Fund was as follows:

                                                  % of the Fund's
  Fund                                       average daily net assets
--------------------------------------------------------------------------------
  California Municipal Money Market Fund                0.45%*
--------------------------------------------------------------------------------
  Money Market Fund                                     0.39%**
--------------------------------------------------------------------------------
  Municipal Money Market Fund                           0.43%***
--------------------------------------------------------------------------------
  New York Municipal Money Market Fund                  0.40%*
--------------------------------------------------------------------------------
  U.S. Government Money Market Fund                     0.40%
--------------------------------------------------------------------------------

* These fees may be subject to voluntary waivers or reductions. For more information, see the "Expenses" section for each Fund.

** Effective May 11, 2001, the investment advisory contract for the Fund was transferred to EIMC.

*** Effective November 1, 2000, the investment advisory contract for the Fund was transferred to EIMC.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. Each class of shares is calculated separately. Each security held by a Fund is valued on an amortized cost basis according to Rule 2a-7 under the Investment Company Act of 1940. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter a constant straightline amortization of any discount or premium is assumed each day regardless of the impact of fluctuating interest rates on the market value of the security.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own.

Shareholders whose purchase of shares of a Fund is accepted at or before 2 p.m. Eastern time for Money Market Fund and U.S. Government Money Market Fund, and 12:00 Noon Eastern time for California Municipal Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund on any day the market is open, except in those cases where the market closes earlier, will receive the dividend declared by the Fund for that day; shareholders whose purchase of shares is accepted after the times noted above will begin earning dividends on the next business day after the Fund accepts their order.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen Fund, you should:

o Most importantly, read the prospectus to see if the Fund is suitable for you.

o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.

o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1-800-343-2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

HOW TO CHOOSE THE SHARE CLASS THAT BEST SUITS YOU

After choosing a Fund, you select a share class. The Fund offers up to six different share classes. Only Class A shares are offered in this prospectus.

Each Fund offers Class A shares at net asset value without an initial sales charge. However, certain broker-dealers and other financial institutions may impose a fee in connection with Class A purchases of the Funds through them. When exchanging from Class A shares of a money market fund to another fund within the Evergreen Funds family, a sales charge will be imposed on the exchange, unless the shares have been subject to a previous sales charge. This sales charge only applies to Class A shares of an Evergreen money market fund. Class A shares are subject to an expense known as 12b-1 fees.


12 MONEY MARKET FUNDS

--------------------------------------------------------------------------------
                                   EVERGREEN
--------------------------------------------------------------------------------

HOW TO BUY SHARES

Evergreen Funds make investing easy. Once you decide on an amount and a share class, simply fill out an application and send in your payment, or talk to your investment professional.

                                         Initial
                                       Purchase of      Additional
                                     Class A shares      Purchases
--------------------------------------------------------------------------------
  Regular Accounts                       $1,000            None
--------------------------------------------------------------------------------
  IRAs                                     $250            None
--------------------------------------------------------------------------------
  Systematic Investment Plan                $50         $25/monthly
--------------------------------------------------------------------------------


Method        Opening an Account                                                    Adding to an Account
------------------------------------------------------------------------------------------------------------------------------------
By Mail or    o Complete and sign the account application.                          o Make your check payable to Evergreen Funds.
through an
Investment    o Make the check payable to Evergreen Funds. Cash, credit cards,      o Write a note specifying:
Professional    third party checks, credit card checks or money orders will not
                be accepted.                                                          - The Fund name
                                                                                      - Share class
              o Mail the application and your check to the address below:             - Your account number
                                                                                      - The name(s) in which the account is
                Postal Service Address:           Overnight Address:                    registered
                Evergreen Service Company, LLC    Evergreen Service Company, LLC
                P.O. Box 2121                     200 Berkeley St.
                Boston, MA 02106-9970             Boston, MA 02116-5034

              o Or deliver them to your investment professional (provided he or     o Mail to the address below or deliver to your
                she has a broker-dealer arrangement with EDI.)                        investment professional.

------------------------------------------------------------------------------------------------------------------------------------

By Phone      o Call 1-800-343-2898 to set up an account number and get wiring      o Call the Evergreen Express Line at
                instructions.                                                         1-800-346-3858 24 hours a day or to speak with
                                                                                      an Evergreen professional call 1-800-343-2898
              o Instruct your bank to wire or transfer your purchase (they may        between 8 a.m. and 6 p.m. Eastern time, on any
                charge a wiring fee).                                                 business day.

              o Complete the account application and mail to:                       o If your bank account is set up on file, you
                                                                                      can request either:
                Postal Service Address:           Overnight Address:
                Evergreen Service Company, LLC    Evergreen Service Company, LLC      - Federal Funds Wire (offers immediate
                P.O. Box 2121                     200 Berkeley St.                      access to funds) or
                Boston, MA 02106-9970             Boston, MA 02116-5034               - Electronic transfer through the
                                                                                        Automated Clearing House which
              o Trades received after 2 p.m. Eastern time for Money Market Fund         avoids wiring fees.
                and U.S. Government Money Market Fund and 12 Noon Eastern
                time for Califorinia Municipal Money Market Fund, Municipal Money
                Market Fund and New York Municipal Money Market Fund on
                market trading days will receive dividends starting on the next market day.*
------------------------------------------------------------------------------------------------------------------------------------

By Exchange   o You can make an additional investment by exchange from an existing Evergreen Funds account by contacting your investment professional or calling the Evergreen Express Line at 1-800-346-3858.**

              o You can only exchange shares from your account within the same class and under the same registration.

              o There is no sales charge or redemption fee when exchanging funds within the Evergreen Funds family.***

              o Orders placed before 4 p.m. Eastern time on market trading days will receive that day's closing share price. Orders placed after 4 p.m. Eastern time will be processed at the next market day's closing price.*

              o Exchanges are limited to three per calendar quarter, but in no event more than five per calendar year.

              o Exchanges between accounts which do not have identical ownership must be made in writing with a signature guarantee (See "Exceptions: Redemption Requests That Require A Signature Guarantee" on the next page).

------------------------------------------------------------------------------------------------------------------------------------

Systematic    o You can transfer money automatically from your bank account into    o To establish automatic investing for an
Investment      your Fund account on a monthly or quarterly basis.                    existing account, call 1-800-343-2898 for an
Plan (SIP)+                                                                           application.
              o Initial investment minimum is $50 if you invest at least $25 per
                month with this service.                                            o The minimum is $25 per month or $75 per
                                                                                      quarter.
              o To enroll, check off the box on the account application and
                provide:                                                            o You can also establish an investing program
                                                                                      through direct deposit from your paycheck.
                  - Your bank account information                                     Call 1-800-343-2898 for details.
                  - The amount and date of your monthly or quarterly investment.

------------------------------------------------------------------------------------------------------------------------------------

* The Fund's shares may be made available through financial service firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

** Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange or purchase if placing it would, in the judgment of the portfolio manager, adversely affect the price of the Fund.

*** This does not apply to exchanges from Class A shares of an Evergreen money market fund, unless the account has been subject to a previous sales charge.


                                                           MONEY MARKET FUNDS 13

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

HOW TO REDEEM SHARES

We offer you several convenient ways to redeem your shares in any of the Evergreen Funds:

Methods       Requirements
------------------------------------------------------------------------------------------------------------------------------------
Call Us       o Call the Evergreen Express Line at 1-800-346-3858 24 hours a day or to speak with an Evergreen professional call
                1-800-343-2898 between 8 a.m. and 6 p.m. Eastern time, on any business day.

              o This service must be authorized ahead of time, and is only available for regular accounts.*

              o All authorized requests made before 4 p.m. Eastern time on market trading days will be processed at that day's closing price. Requests made after 4 p.m. will be processed the following business day.**

              o We can either:

                - wire the proceeds into your bank account (service charges may apply)
                - electronically transmit the proceeds into your bank account via the Automated Clearing House service
                - mail you a check.

              o All telephone calls are recorded and may be monitored for your protection. We are not responsible for acting on telephone orders we believe are genuine.

              o See "Exceptions: Redemption Requests That Require a Signature Guarantee" below for requests that must be made in writing with your signature guaranteed.
------------------------------------------------------------------------------------------------------------------------------------

Write Us      o You can mail a redemption request to:    Postal Service Address:          Overnight Address:
                                                         Evergreen Service Company, LLC   Evergreen Service Company, LLC
                                                         P.O. Box 2121                    200 Berkeley St.
                                                         Boston, MA 02106-9970            Boston, MA 02116-5034

              o Your letter of instructions must:

                - list the Fund name and the account number
                - indicate the number of shares or dollar value you wish to redeem
                - be signed by the registered owner(s)

              o See "Exceptions: Redemption Requests That Require A Signature Guarantee" below for requests that must be signature guaranteed.

              o To redeem from an IRA or other retirement account, call 1-800-343-2898 for special instructions.

------------------------------------------------------------------------------------------------------------------------------------

Redeem Your   o You may also redeem your shares by contacting your investment professional.
Shares in
Person        o A fee may be charged for this service.

------------------------------------------------------------------------------------------------------------------------------------
Systematic    o You can transfer money automatically from your Fund account on a monthly or quarterly basis--without redemption
Withdrawal      fees.
Plan (SWP)
              o The withdrawal can be mailed to you, or deposited directly into your bank account.

              o The minimum is $75 per month.

              o The maximum is 1% of your account per month or 3% per quarter.

              o To enroll, call 1-800-343-2898 for instructions.

------------------------------------------------------------------------------------------------------------------------------------

* Once you have authorized either the telephone exchange or redemption service, anyone with a Personal Identification Number (PIN) and the required account information (including your broker) can request a telephone transaction in your account. All calls are recorded and may be monitored for verification, recordkeeping and quality-assurance purposes. The Evergreen Funds reserve the right to terminate the exchange privilege of any shareholder who exceeds the listed maximum number of exchanges, as well as to reject any large dollar exchange if placing it would, in the judgement of the portfolio manager, adversely affect the price of the Fund.

** The Fund's shares may be made available through financial services firms which are also investment dealers and which have a service agreement with EDI. The Fund has approved the acceptance of purchase and repurchase request orders effective as of the time of their receipt by certain authorized financial intermediaries.

Timing of Proceeds

Normally, we will send your redemption proceeds on the next business day after we receive your request; however, we reserve the right to wait up to seven business days to redeem any investments made by check and five business days for investments made by Automated Clearing House transfer. We also reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash, and to redeem the remaining amount in the account if your redemption brings the account balance below the initial minimum amount.

Exceptions: Redemption Requests That Require A Signature Guarantee

To protect you and the Evergreen Funds against fraud, certain redemption requests must be made in writing with your signature guaranteed. A signature guarantee can be obtained at most banks and securities dealers. A notary public is not authorized to provide a signature guarantee. The following circumstances require signature guarantees:

o You are redeeming more then $50,000.

o You want the proceeds transmitted to a bank account not listed on the account.

o You want the proceeds payable to anyone other than the registered owner(s) of the account.

o Either your address or the address of your bank account has been changed within 30 days.

o The account is registered in the name of a fiduciary corporation or any other organization.

In these cases, additional documentation is required:

  corporate accounts: certified copy of corporate resolution fiduciary accounts: copy of the power of attorney or other governing document

Who Can Provide A Signature Guarantee:

o Commercial Bank

o Trust Company

o Savings Association

o Credit Union

o Member of a U.S. stock exchange


14 MONEY MARKET FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

OTHER SERVICES

Evergreen Express Line
1-800-346-3858

Use our automated, 24-hour service to check the value of your investment in a Fund; purchase, redeem or exchange Fund shares; find a Fund's price, yield or total return; order a statement or duplicate tax form; or hear market commentary from Evergreen portfolio managers.

Automatic Reinvestment of Distributions

For the convenience of investors, all dividends and capital gains distributions are automatically reinvested, unless you request otherwise. Distributions can be made by check or electronic transfer through the Automated Clearing House to your bank account. The details of your dividends and other distributions will be included on your statement.

Payroll Deduction

If you want to invest automatically through your paycheck, call us to find out how you can set up direct payroll deductions. The amounts deducted will be invested in your Fund account using the Electronic Funds Transfer System. We will provide the Fund account number. Your payroll department will let you know the date of the pay period when your investment begins.

Telephone Investment Plan

You may make additional investments electronically in an existing Fund account at amounts of not less than $100 or more than $10,000 per investment. Telephone requests received by 4 p.m. Eastern time will be invested the day the request is received.

Dividend Exchange

You may elect on the application to reinvest capital gains and/or dividends earned in one Evergreen Fund into an existing account in another Evergreen Fund in the same share class and same registration--automatically. Please indicate on the application the Evergreen Fund(s) into which you want to invest the distributions.

Reinstatement Privileges

Within 90 days of redemption you may reestablish your investment at the current NAV by reinvesting some, or all, of your redemption proceeds into the same share class of any Evergreen Fund. If a deferred sales charge was deducted from your redemption proceeds, the full amount of the deferred sales charge will be credited to your account at the then current NAV and your deferred sales charge schedule will resume from the time of the original redemption.

THE TAX CONSEQUENCES OF INVESTING IN THE FUNDS

You may be taxed in two ways:

o     On Fund distributions (dividends and capital gains)
o     On any profit you make when you sell any or all of your shares.

Fund Distributions

A mutual fund passes along to all of its shareholders the net income or profits it receives from its investments. The shareholders of the fund then pay any taxes due, whether they receive these distributions in cash or elect to have them reinvested. The California Municipal Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund expect that substantially all of their regular dividends will be exempt from federal income tax other than the alternative minimum tax. Otherwise, the Funds will distribute two types of taxable income to you:

o Dividends. To the extent the regular dividends are derived from investment income that is not tax-exempt, or from short-term capital gains, you will have to include them in your federal taxable income. Each Fund pays a monthly dividend from the dividends, interest and other income on the securities in which it invests.

o Capital Gains. When a mutual fund sells a security it owns for a profit, the result is a capital gain. The Funds generally distribute capital gains, if any, at least once a year, near the end of the calendar year. Short-term capital gains reflect securities held by the Funds for a year or less and are considered ordinary income just like dividends. Profits on securities held longer than 12 months are considered long-term capital gains and are taxed at a special tax rate (20% for most taxpayers.) It is not anticipated that any significant capital gains will be realized by the Funds.

Dividend and Capital Gain Reinvestment

Unless you choose otherwise on the account application, all dividend and capital gain payments will be reinvested to buy additional shares. Distribution checks that are returned and distribution checks that are uncashed when the shareholder has failed to respond to mailings from the shareholder servicing agent will automatically be reinvested to buy additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. We will send you a statement each January with the federal tax status of dividends and distributions paid by the Funds during the previous calendar year.


                                                           MONEY MARKET FUNDS 15

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

Profits You Realize When You Redeem Shares

When you sell shares in a mutual fund, whether by redeeming or exchanging, you have created a taxable event. You must report any gain or loss on your tax return unless the transaction was entered into by a tax-deferred retirement plan. Investments in money market funds typically do not generate capital gains. It is your responsibility to keep accurate records of your mutual fund transactions. You will need this information when you file your income tax return, since you must report any capital gain or loss you incur when you sell shares. Remember, an exchange is a purchase and a sale for tax purposes.

Tax Reporting

Evergreen Service Company, LLC provides you with a tax statement of your dividend and capital gains distributions for each calendar year on Form 1099 DIV. Proceeds from a sale are reported on Form 1099B. You must report these on your tax return. Since the IRS receives a copy as well, you could pay a penalty if you neglect to report them.

Evergreen Service Company, LLC will send you a tax information guide each year during tax season, which may include a cost basis statement detailing the gain or loss on taxable transactions you had during the year. Please consult your own tax advisor for further information regarding the federal, state and local tax consequences of an investment in the Funds.

Retirement Plans

You may invest in each Fund through various retirement plans, including IRAs, 401(k) plans, Simplified Employee Plans (SEPs), 403(b) plans, 457 plans and others. For special rules concerning these plans, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your broker-dealer. To determine if a retirement plan may be appropriate for you, consult your tax advisor.

FEES AND EXPENSES OF THE FUNDS

Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee

The management fee pays for the normal expenses of managing the fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees

The Trustees of the Evergreen Funds have approved a policy to assess 12b-1 fees for Class A shares. Up to 0.75% of the average daily net assets of Class A shares may be payable as 12b-1 fees. However, currently the 12b-1 fees for Class A shares are limited to 0.30% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Funds to the public. The Funds may use the 12b-1 fees for advertising and marketing and as a "service fee" to the broker-dealers, banks and other financial institutions for additional shareholder services and/or maintenance of accounts.

Other Expenses

Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses

The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's net asset value is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are "invisible," investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios: i) your total return in a fund is reduced in direct proportion to the fees; ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and iii) a fund's advisor may waive a portion of the fund's expenses for a period of time, reducing its expense ratio.


16 MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

This section looks in detail at the results for one share in Class A of the Money Market Fund and Municipal Money Market Fund--how much income it earned, how much of this income was passed along as a distribution and how much the return was reduced by expenses. The following tables for each Fund have been derived from financial information audited by KPMG LLP, the Funds' independent auditors. For the fiscal years or periods ended prior to January 31, 2000, the tables for each Fund were derived from financial information audited by other accountants. For a more complete picture of the Funds' financial statements, please see the Funds' Annual Report as well as the SAI.

--------------------------------------------------------------------------------
                                   EVERGREEN
                               Money Market Fund
--------------------------------------------------------------------------------

                                                      Year Ended January 31,                        Year Ended August 31,
                                        -----------------------------------------------------      ------------------------
                                          2001          2000          1999           1998(a)         1997          1996
===========================================================================================================================
CLASS A SHARES
===========================================================================================================================
Net asset value, beginning of period    $   1.00      $   1.00      $   1.00        $   1.00       $   1.00      $   1.00
                                        ========      ========      ========        ========       ========      ========
---------------------------------------------------------------------------------------------------------------------------
Net investment income                       0.06          0.05          0.05            0.02           0.05          0.05
---------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
---------------------------------------------------------------------------------------------------------------------------
Net investment income                      (0.06)        (0.05)        (0.05)          (0.02)         (0.05)        (0.05)
                                        --------      --------      --------        --------       --------      --------
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period          $   1.00      $   1.00      $   1.00        $   1.00       $   1.00      $   1.00
                                        ========      ========      ========        ========       ========      ========
---------------------------------------------------------------------------------------------------------------------------
Total return                                5.84%         4.68%         4.90%           2.08%          4.95%         5.05%
---------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)    $  2,302      $  8,931      $  5,210        $  2,910       $  2,803      $  1,755
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                0.84%         0.83%         0.85%           0.89%+         0.79%         0.75%
---------------------------------------------------------------------------------------------------------------------------
  Net investment income                     5.54%         4.63%         4.78%           4.91%+         4.87%         4.86%
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   EVERGREEN
                           Municipal Money Market Fund
--------------------------------------------------------------------------------

                                                      Year Ended January 31,                        Year Ended August 31,
                                        -----------------------------------------------------      ------------------------
                                          2001          2000          1999           1998(a)         1997          1996
===========================================================================================================================
CLASS A SHARES
===========================================================================================================================
Net asset value, beginning of period    $   1.00      $   1.00      $   1.00        $   1.00       $   1.00      $   1.00
                                        ========      ========      ========        ========       ========      ========
---------------------------------------------------------------------------------------------------------------------------
Net investment income                       0.04          0.03          0.03            0.01           0.03          0.03
---------------------------------------------------------------------------------------------------------------------------

Distributions to shareholders from
---------------------------------------------------------------------------------------------------------------------------
Net investment income                      (0.04)        (0.03)        (0.03)          (0.01)         (0.03)        (0.03)
                                        --------      --------      --------        --------       --------      --------
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period          $   1.00      $   1.00      $   1.00        $   1.00       $   1.00      $   1.00
                                        ========      ========      ========        ========       ========      ========
---------------------------------------------------------------------------------------------------------------------------
Total return                                3.69%         2.90%         3.07%           1.34%          3.13%         3.22%
---------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (millions)    $    126      $    708      $    737        $    672       $    667      $    661
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets
  Expenses++                                0.86%         0.86%         0.87%           0.88%+         0.83%         0.79%
---------------------------------------------------------------------------------------------------------------------------
Net investment income                       3.59%         2.84%         3.02%           3.18%+         3.09%         3.14%
---------------------------------------------------------------------------------------------------------------------------

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.
+     Annualized.
++ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.


                                                           MONEY MARKET FUNDS 17

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

OTHER FUND PRACTICES

Taxable securities in which the California Municipal Money Market Fund, Municipal Money Market Fund and New York Municipal Money Market Fund may invest on a short-term basis include obligations of the U.S. government, its agencies or instrumentalities, including repurchase agreements with banks or securities dealers involving such securities; time deposits maturing in not more than seven days; other debt securities rated within the two highest rating categories by any nationally recognized statistical rating organization; commercial paper rated in the highest grade by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services; and certificates of deposit issued by U.S. branches of U.S. banks with assets of $1 billion or more.

California Municipal Money Market Fund and New York Municipal Money Market Fund do not intend to concentrate their investments in any one industry. However, from time to time, a Fund may invest 25% or more of its total assets in municipal securities which are related in such a way that an economic, business or political development or change affecting one such obligation would also affect the others. Two examples of obligations related in this way are (i) an obligation, the interest on which is paid from revenues of similar type projects and (ii) obligations whose issuers are located in the same state.

--------------------------------------------------------------------------------
Please consult the Statement of Additional Information for more information regarding these and other investment practices used by the Funds, including risks.
--------------------------------------------------------------------------------


18 MONEY MARKET FUNDS

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

                                     Notes


                                                           MONEY MARKET FUNDS 19

--------------------------------------------------------------------------------
                                    EVERGREEN
--------------------------------------------------------------------------------

                                Evergreen Funds

Institutional Money Market Funds

Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund
Cash Management Treasury Money Market Fund

Money Market Funds

California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds

Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds

High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund

Short and Intermediate Term Bond Funds

Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds

Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds

Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds

Blue Chip Fund
Core Equity Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund

Domestic Growth Funds

Aggressive Growth Fund
Capital Growth Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds

Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds

Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund


20 MONEY MARKET FUNDS

--------------------------------------------------------------------------------
                            QUICK REFERENCE GUIDE
--------------------------------------------------------------------------------

(1) Evergreen Express Line

        Call 1-800-346-3858
        24 hours a day to

        o check your account
        o order a statement
        o get a Fund's current price, yield and total return
        o buy, redeem or exchange Fund shares

(2) Investor Services

        Call 1-800-343-2898
        Monday-Friday, 8 a.m. to 6 p.m. Eastern time to

        o buy, redeem or exchange shares
        o order applications
        o get assistance with your account

(3) Information Line for Hearing and Speech Impaired (TTY/TDD)

        Call 1-800-343-2888
        Each business day, 8 a.m. to 6 p.m. Eastern time

(4) Write us a letter

        Evergreen Service Company, LLC
        P.O. Box 2121
        Boston, MA 02106-9970

        o to buy, redeem or exchange shares
        o to change the registration on your account
        o for general correspondence

(5) For express, registered or certified mail

        Evergreen Service Company, LLC
        200 Berkeley St.
        Boston, MA 02116-5034

(6) Visit us on-line

        www.evergreeninvestments.com

(7) Regular communications you will receive

        Account Statements--You will receive quarterly statements for each Fund you invest in. Please review and notify Evergreen of any inaccuracies.

        Confirmation Notices--We send a confirmation of transactions, than SIP and SWP transactions, you make within five days. Please review and notify Evergreen of any inaccuracies.

        Annual and Semi-annual Reports--You will receive a detailed financial report on each Fund you invest in twice a year.

        Tax Forms--Each January you will receive any Fund tax information you need to include with your tax returns as well as the Evergreen Tax Information Guide.

--------------------------------------------------------------------------------

      For More Information About the Evergreen Money Market Funds, Ask for:

      The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Funds. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

      For questions, other information, or to request a copy, without charge, of any of the documents, call 1-800-343-2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at www.evergreeninvestments.com.

      Information about these Funds (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained for a duplication fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-6009 or by electronic request at the following email address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1-202-942-8090.

                           Evergreen Distributor, Inc.
                                 90 Park Avenue
                            New York, New York 10016

                                                         SEC File No.: 811-08555

                                                                          559021

--------------------------------------------------------------------------------

[LOGO] Evergreen Funds (SM)
            SINCE 1932

The First Family of Mutual Funds

401 South Tryon Street
Charlotte, NC 28288

                          EVERGREEN MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION


Item 23    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.


Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(b)       By-laws (Amended and Restated)                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 13
                                                                 Filed on April 12, 2001

(c)       Provisions of instruments defining the rights          Incorporated by reference to Exhibits I and II
          of holders of the securities being registered          of Registrant's Registration Statement
          are contained in the Declaration of Trust              Filed on December 12, 1997 and April 12, 2001,
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,        respectively
          VII, VIII and By-laws Articles II, III and VIII.

(d)       Investment Advisory and Management Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Investment        Post-Effective  Amendment No. 15
          Management Company, LLC                                Filed on June 25, 2001

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to Registrant's
          Agreement between the Registrant and Evergreen         Post-Effective  Amendment No. 15
          Distributor, Inc.                                      Filed on June 25, 2001

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective  Amendment No. 15
          Inc.                                                   Filed on June 25, 2001

(e)(3)    Class I Principal Underwriting Agreement               Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective  Amendment No. 15
          Inc.                                                   Filed on June 25, 2001

(e)(4)    Specimen of Dealer Agreement used by Evergreen         Incorporated by reference to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(e)(5)    Class S Principal Underwriting Agreement               Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective  Amendment No. 15
          Inc.                                                   Filed on June 25, 2001

(e)(6)    Class S1 Principal Underwriting Agreement              Incorporated by reference to Registrant's
          between the Registrant and Evergreen Distributor,      Post-Effective  Amendment No. 15
          Inc. (Money Market, Municipal &                        Filed on June 25, 2001
          U.s. Government Funds)

(f)       Deferred Compensation Plan                             Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 13
                                                                 Filed on April 12, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to Registrant's
          and State Street Bank and Trust Company                Post-Effective  Amendment No. 4
                                                                 Filed on May 31, 1998

(g)(2)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          (California & U.S. Government Funds)                   Post-Effective Amendment No. 10
                                                                 Filed on August 6, 1999

(g)(3)    Letter Amendment to Custodian Agreement                Incorporated by reference to Registrant's
          (New York Municipal Money Market Fund)                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(h)(1)    Administration Agreement between Evergreen             Incorporated by reference to Registrant's
          Investment Services, Inc. and the Registrant           Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to Registrant's
          Registrant and Evergreen Service Company, LLC          Post-Effective  Amendment No. 4
                                                                 Filed on May 31, 1998

(h)(3)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          (California & U.S. Government Money Market Funds)      Post-Effective Amendment No. 10
                                                                 Filed on August 6, 1999

(h)(4)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          (New York Fund)                                        Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(i)       Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on December 12, 1997

(j)       Consent of KPMG LLP (Florida, Money Market,            Incorporated by reference to Registrant's
          Municipal, New Jersey, Pennsylvania & Treasury         Post-Effective Amendment No. 14
          Funds)                                                 Filed on May 29, 2001

(k)       Not applicable

(l)       Not applicable

(m)(1)    12b-1 Distribution Plan for Class A                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(m)(2)    12b-1 Distribution Plan for Class B                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(m)(3)    12b-1 Distribution Plan for Class C                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(m)(4)    12b-1 Distribution Plan for Class S                    Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(m)(5)    12b-1 Distribution Plan for Class S1 (Money Market,    Incorporated by reference to Registrant's
          Municipal & U.S. Government Funds)                     Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(n)       Not applicable

(o)       Form of Multiple Class Plan                            Incorporated by reference to Registrant's
                                                                 Post-Effective  Amendment No. 15
                                                                 Filed on June 25, 2001

(p)       Code of Ethics                                         Incorporated by reference to Registrant's
                                                                 Post-Effective Amendment No. 11
                                                                 Filed on May 15, 2000



Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None


Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment
Advisors is contained in the Evergreen Investment Management Company, LLC (EIMC) Investment Advisory and Management Agreement between EIMC and the Registrant.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and Recordkeeping Agreement between Evergreen Service Company, LLC and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co. and the Registrant.


Item 26.       Business or Other Connections of Investment Advisor.

      The information required by this item with respect to Evergreen Investment Management Company, LLC (formerly Keystone Investment Management Company) is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

         The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                  Director, Chairman and Chief Executive Officer

Dennis Sheehan                  Director, Chief Financial Officer

Anthony J. Fischer              President

Kevin J. Dell                   Vice President, General Counsel and Secretary

         Messrs. Fischer, Sheehan, Dell and Mangum are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.


Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

         Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

         First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

         Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

         State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable


Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 20th day of July, 2001.

                                        EVERGREEN MONEY MARKET TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of July, 2001.

/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                 Michael H. Koonce                  Carol A. Kosel*
President                         Secretary                          Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

/s/ Charles A. Austin, III        /s/ K. Dun Gifford                  /s/ William Walt Pettit
----------------------------      ----------------------------       ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                    William Walt Pettit*
Trustee                           Trustee                            Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry              /s/ Louis W. Moelchert, Jr.
-----------------------------     -----------------------------      -------------------------------
Gerald M. McDonnell*              Thomas L. McVerry*                 Louis W. Moelchert, Jr.*
Trustee                           Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson            /s/ Russell A. Salton, III MD
------------------------------   ------------------------------      -------------------------------
Michael S. Scofield*              David M. Richardson*               Russell A. Salton, III MD*
Chairman of the Board             Trustee                            Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima               /s/ Richard K. Wagoner
------------------------------   ------------------------------      ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                   Richard K. Wagoner*
Trustee                          Trustee                             Trustee


*By: /s/ Lloyd Lipsett
-------------------------------
Lloyd Lipsett
Attorney-in-Fact



*Lloyd Lipsett, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                              INDEX TO EXHIBITS


Exhibit
Number    Exhibit
-------   -------------------------------

                                            July 20, 2001


EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:       Evergreen Money Market Trust (the "Trust")
               Post-Effective Amendment No. 17 to Registration Statement No. 333-42181/811-08555

Ladies and Gentlemen:

         On behalf of the Evergreen Money Market Trust, a Delaware business trust (the "Registrant"), I submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

         This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of (i) combining into fewer prospectuses all nine series of the Trust which were previously filed in Post-Effective Amendments 14, 15 and 16, filed on May 29, 2001, June 25, 2001 and June 26, 2001, respectively, and
(ii) to make such other non-material changes as the Trust may deem appropriate.

         To my knowledge, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

         If you have any questions or would like further information, please call me at (617) 210-3433.


                                                 Sincerely yours,

                                                 /s/ Lloyd Lipsett

                                                 Lloyd Lipsett

Enclosure